UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-00042

Deutsche DWS Portfolio Trust

(Exact Name of Registrant as Specified in Charter)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	5/31

Date of reporting period:	5/31/2024

Item 1.	Reports to Stockholders.

(a)

DWS Floating Rate Fund

Class C: DFRCX

Annual Shareholder Report—May 31, 2024

This annual shareholder report contains important information about DWS Floating Rate Fund ("the Fund") for the period June 1, 2023 to May 31, 2024. You can find additional information about the Fund on the Fund's website at www.dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$184	1.75%

Gross expense ratio as of the latest prospectus: 2.09%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

How did the Fund perform last year and what affected its performance?

Class C shares of the Fund returned 10.82% (unadjusted for sales charges) for the period ended May 31, 2024. The Fund's broad-based index, the Bloomberg U.S. Aggregate Bond Index, returned 1.31% for the same period, while the Fund's additional, more narrowly based index, the Morningstar LSTA US Leveraged Loan Index, returned 13.23%.

The Fund’s absolute performance was supported over the period as leveraged loans in aggregate produced a positive total return and outperformed most other asset classes, despite the default rate rising from historically low levels toward its long-term average.

The Fund’s performance relative to the additional index was positively impacted by issuer selection in certain industries, including retailers, building materials and wireless. From a ratings perspective, portfolio performance benefited from an overweight to and issuer selection in loans rated CCC and below.

Relative performance was negatively impacted by an underweight allocation in the single B-rated category of loans, as this segment of the market performed strongly over the period. By industry, an underweight to and selection within healthcare was a detractor, as was selection within electric utilities.

Fund Performance

Cumulative Growth of an Assumed $10,000Investment

Bloomberg U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, US dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, fixed rate agency MBS, ABS and CMBS (agency and non-agency).

The Bloomberg U.S. Aggregate Bond Index is a broad-based index that represents the Fund’s overall debt market. It replaces the Morningstar LSTA US Leveraged Loan Index as the Fund’s broad-based index in compliance with updated regulatory requirements.

Morningstar LSTA US Leveraged Loan Index is an unmanaged, total return index that is designed to deliver comprehensive, precise coverage of the US leveraged loan market.

The Morningstar LSTA US Leveraged Loan Index  is a more narrowly based index that reflects the market sector in which the Fund invests.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

	Class C	Bloomberg U.S. Aggregate Bond Index	Morningstar LSTA US Leveraged Loan Index
'14	$10,000	$10,000	$10,000
'14	$10,046	$10,005	$10,058
'14	$10,029	$9,980	$10,055
'14	$10,044	$10,090	$10,070
'14	$9,942	$10,022	$10,010
'14	$9,946	$10,120	$10,036
'14	$9,962	$10,192	$10,086
'14	$9,794	$10,202	$9,959
'15	$9,799	$10,416	$9,992
'15	$9,955	$10,318	$10,133
'15	$9,981	$10,365	$10,171
'15	$10,083	$10,328	$10,265
'15	$10,120	$10,303	$10,284
'15	$10,017	$10,191	$10,241
'15	$10,012	$10,262	$10,240
'15	$9,899	$10,247	$10,169
'15	$9,785	$10,316	$10,103
'15	$9,715	$10,318	$10,084
'15	$9,623	$10,291	$9,996
'15	$9,472	$10,258	$9,891
'16	$9,334	$10,399	$9,826
'16	$9,198	$10,473	$9,774
'16	$9,362	$10,569	$10,044
'16	$9,528	$10,609	$10,243
'16	$9,558	$10,612	$10,334
'16	$9,544	$10,803	$10,337
'16	$9,586	$10,871	$10,485
'16	$9,617	$10,859	$10,563
'16	$9,660	$10,852	$10,655
'16	$9,703	$10,769	$10,742
'16	$9,735	$10,514	$10,771
'16	$9,813	$10,529	$10,895
'17	$9,833	$10,550	$10,956
'17	$9,843	$10,621	$11,011
'17	$9,828	$10,615	$11,020
'17	$9,860	$10,697	$11,068
'17	$9,887	$10,780	$11,109
'17	$9,855	$10,769	$11,104
'17	$9,928	$10,815	$11,180
'17	$9,872	$10,912	$11,176
'17	$9,852	$10,860	$11,219
'17	$9,890	$10,866	$11,286
'17	$9,879	$10,852	$11,299
'17	$9,892	$10,902	$11,344
'18	$9,952	$10,777	$11,453
'18	$9,962	$10,674	$11,476
'18	$9,972	$10,743	$11,508
'18	$10,005	$10,663	$11,556
'18	$9,992	$10,739	$11,575
'18	$9,979	$10,726	$11,589
'18	$10,042	$10,728	$11,674
'18	$10,071	$10,798	$11,721
'18	$10,124	$10,728	$11,802
'18	$10,105	$10,643	$11,798
'18	$10,001	$10,707	$11,692
'18	$9,736	$10,903	$11,394
'19	$9,990	$11,019	$11,684
'19	$10,147	$11,013	$11,870
'19	$10,105	$11,224	$11,850
'19	$10,250	$11,227	$12,045
'19	$10,196	$11,426	$12,019
'19	$10,206	$11,570	$12,048
'19	$10,291	$11,595	$12,145
'19	$10,262	$11,896	$12,112
'19	$10,323	$11,833	$12,168
'19	$10,292	$11,868	$12,113
'19	$10,363	$11,862	$12,185
'19	$10,485	$11,854	$12,379
'20	$10,479	$12,082	$12,448
'20	$10,288	$12,299	$12,284
'20	$9,311	$12,227	$10,764
'20	$9,570	$12,444	$11,249
'20	$9,868	$12,502	$11,676
'20	$9,865	$12,581	$11,808
'20	$10,058	$12,769	$12,040
'20	$10,185	$12,666	$12,219
'20	$10,195	$12,659	$12,297
'20	$10,178	$12,602	$12,322
'20	$10,384	$12,726	$12,596
'20	$10,485	$12,744	$12,766
'21	$10,559	$12,652	$12,917
'21	$10,608	$12,470	$12,993
'21	$10,589	$12,314	$12,993
'21	$10,624	$12,411	$13,060
'21	$10,672	$12,452	$13,136
'21	$10,693	$12,539	$13,184
'21	$10,674	$12,679	$13,183
'21	$10,708	$12,655	$13,245
'21	$10,757	$12,546	$13,330
'21	$10,764	$12,542	$13,366
'21	$10,718	$12,579	$13,345
'21	$10,780	$12,547	$13,430
'22	$10,787	$12,277	$13,479
'22	$10,715	$12,140	$13,409
'22	$10,709	$11,803	$13,416
'22	$10,690	$11,355	$13,445
'22	$10,384	$11,428	$13,101
'22	$10,132	$11,249	$12,817
'22	$10,360	$11,524	$13,091
'22	$10,510	$11,198	$13,288
'22	$10,213	$10,714	$12,986
'22	$10,346	$10,575	$13,115
'22	$10,472	$10,964	$13,272
'22	$10,511	$10,915	$13,326
'23	$10,781	$11,251	$13,682
'23	$10,802	$10,960	$13,761
'23	$10,795	$11,238	$13,756
'23	$10,888	$11,306	$13,901
'23	$10,794	$11,183	$13,875
'23	$11,048	$11,143	$14,190
'23	$11,157	$11,135	$14,372
'23	$11,272	$11,064	$14,540
'23	$11,317	$10,783	$14,680
'23	$11,303	$10,613	$14,678
'23	$11,453	$11,094	$14,857
'23	$11,619	$11,518	$15,101
'24	$11,650	$11,487	$15,203
'24	$11,728	$11,324	$15,342
'24	$11,820	$11,429	$15,472
'24	$11,868	$11,140	$15,565
'24	$11,961	$11,329	$15,712

Yearly periods ended May 31

Average Annual Total Returns

Class/Index	1-Year	5-Year	10-Year
Class C Unadjusted for Sales Charge	10.82%	3.25%	1.81%
Class C Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	9.82%	3.25%	1.81%
Bloomberg U.S. Aggregate Bond Index	1.31%	- 0.17%	1.26%
Morningstar LSTA US Leveraged Loan Index	13.23%	5.50%	4.62%

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Please visit dws.com/en-us/products/mutual-funds for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions.

Key Fund Statistics

Net Assets ($)	128,101,912
Number of Portfolio Holdings	281
Portfolio Turnover Rate (%)	66
Total Net Advisory Fees Paid ($)	498,409

What did the Fund invest in?

Holdings-based data is subject to change.

The quality ratings represent the higher of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Asset Allocation

Asset Type	% of Net Assets
Loan Participations and Assignments	89%
Exchange-Traded Funds	7%
Cash Equivalents	5%
Closed-End Investment Companies	1%
Corporate Bonds	0%
Common Stocks	0%
Warrants	0%
Other Assets and Liabilities, Net	(2%)
Total	100%

Sector Allocation

Sector	% of Net Assets
Industrials	18%
Information Technology	15%
Consumer Discretionary	13%
Materials	11%
Financials	9%
Health Care	7%
Energy	5%
Communication Services	5%
Utilities	3%
Consumer Staples	3%
Real Estate	1%
Total	90%

Credit Quality

Credit Rating	% of Net Assets
BBB	1%
BB	13%
B	65%
Below B	5%
Not Rated	3%
Total	87%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit www.dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Bond and loan investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. As interest rates change, issuers of higher (or lower) interest debt obligations may pay off the debts earlier (or later) than expected causing the Fund to reinvest proceeds at lower yields (or be tied up in lower interest debt obligations). Floating rate loans tend to be rated below investment grade. Investments in lower-quality (“junk bonds”) and non-rated securities present greater risk of loss than investments in higher-quality securities. In certain situations, it may be difficult or impossible to sell an investment at an acceptable price. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. If affiliates of the Advisor participate in the primary and secondary market for senior loans, legal limitations may restrict the Fund’s ability to participate in restructuring or acquiring some senior loans. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit www.dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2024 DWS Group GmbH&Co. KGaA. All rights reserved

 DFRF-TSRA-C

 R-101124-1 (7/24)

DWS Floating Rate Fund

Class S: DFRPX

Annual Shareholder Report—May 31, 2024

This annual shareholder report contains important information about DWS Floating Rate Fund ("the Fund") for the period June 1, 2023 to May 31, 2024. You can find additional information about the Fund on the Fund's website at www.dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$87	0.82%

Gross expense ratio as of the latest prospectus: 1.13%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

How did the Fund perform last year and what affected its performance?

Class S shares of the Fund returned 11.85% for the period ended May 31, 2024. The Fund's broad-based index, the Bloomberg U.S. Aggregate Bond Index, returned 1.31% for the same period, while the Fund's additional, more narrowly based index, the Morningstar LSTA US Leveraged Loan Index, returned 13.23%.

The Fund’s absolute performance was supported over the period as leveraged loans in aggregate produced a positive total return and outperformed most other asset classes, despite the default rate rising from historically low levels toward its long-term average.

The Fund’s performance relative to the additional index was positively impacted by issuer selection in certain industries, including retailers, building materials and wireless. From a ratings perspective, portfolio performance benefited from an overweight to and issuer selection in loans rated CCC and below.

Relative performance was negatively impacted by an underweight allocation in the single B-rated category of loans, as this segment of the market performed strongly over the period. By industry, an underweight to and selection within healthcare was a detractor, as was selection within electric utilities.

Fund Performance

Cumulative Growth of an Assumed $10,000Investment

Bloomberg U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, US dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, fixed rate agency MBS, ABS and CMBS (agency and non-agency).

The Bloomberg U.S. Aggregate Bond Index is a broad-based index that represents the Fund’s overall debt market. It replaces the Morningstar LSTA US Leveraged Loan Index as the Fund’s broad-based index in compliance with updated regulatory requirements.

Morningstar LSTA US Leveraged Loan Index is an unmanaged, total return index that is designed to deliver comprehensive, precise coverage of the US leveraged loan market.

The Morningstar LSTA US Leveraged Loan Index  is a more narrowly based index that reflects the market sector in which the Fund invests.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

	Class S	Bloomberg U.S. Aggregate Bond Index	Morningstar LSTA US Leveraged Loan Index
'14	$10,000	$10,000	$10,000
'14	$10,054	$10,005	$10,058
'14	$10,044	$9,980	$10,055
'14	$10,067	$10,090	$10,070
'14	$9,982	$10,022	$10,010
'14	$9,983	$10,120	$10,036
'14	$10,005	$10,192	$10,086
'14	$9,855	$10,202	$9,959
'15	$9,867	$10,416	$9,992
'15	$10,020	$10,318	$10,133
'15	$10,065	$10,365	$10,171
'15	$10,176	$10,328	$10,265
'15	$10,210	$10,303	$10,284
'15	$10,124	$10,191	$10,241
'15	$10,116	$10,262	$10,240
'15	$10,008	$10,247	$10,169
'15	$9,900	$10,316	$10,103
'15	$9,847	$10,318	$10,084
'15	$9,749	$10,291	$9,996
'15	$9,613	$10,258	$9,891
'16	$9,480	$10,399	$9,826
'16	$9,347	$10,473	$9,774
'16	$9,522	$10,569	$10,044
'16	$9,698	$10,609	$10,243
'16	$9,725	$10,612	$10,334
'16	$9,729	$10,803	$10,337
'16	$9,780	$10,871	$10,485
'16	$9,808	$10,859	$10,563
'16	$9,870	$10,852	$10,655
'16	$9,922	$10,769	$10,742
'16	$9,950	$10,514	$10,771
'16	$10,049	$10,529	$10,895
'17	$10,066	$10,550	$10,956
'17	$10,094	$10,621	$11,011
'17	$10,087	$10,615	$11,020
'17	$10,127	$10,697	$11,068
'17	$10,150	$10,780	$11,109
'17	$10,136	$10,769	$11,104
'17	$10,220	$10,815	$11,180
'17	$10,170	$10,912	$11,176
'17	$10,156	$10,860	$11,219
'17	$10,203	$10,866	$11,286
'17	$10,199	$10,852	$11,299
'17	$10,207	$10,902	$11,344
'18	$10,291	$10,777	$11,453
'18	$10,296	$10,674	$11,476
'18	$10,313	$10,743	$11,508
'18	$10,356	$10,663	$11,556
'18	$10,362	$10,739	$11,575
'18	$10,344	$10,726	$11,589
'18	$10,430	$10,728	$11,674
'18	$10,468	$10,798	$11,721
'18	$10,531	$10,728	$11,802
'18	$10,507	$10,643	$11,798
'18	$10,417	$10,707	$11,692
'18	$10,148	$10,903	$11,394
'19	$10,422	$11,019	$11,684
'19	$10,593	$11,013	$11,870
'19	$10,557	$11,224	$11,850
'19	$10,718	$11,227	$12,045
'19	$10,669	$11,426	$12,019
'19	$10,687	$11,570	$12,048
'19	$10,784	$11,595	$12,145
'19	$10,762	$11,896	$12,112
'19	$10,834	$11,833	$12,168
'19	$10,809	$11,868	$12,113
'19	$10,892	$11,862	$12,185
'19	$11,029	$11,854	$12,379
'20	$11,031	$12,082	$12,448
'20	$10,837	$12,299	$12,284
'20	$9,821	$12,227	$10,764
'20	$10,103	$12,444	$11,249
'20	$10,414	$12,502	$11,676
'20	$10,419	$12,581	$11,808
'20	$10,631	$12,769	$12,040
'20	$10,775	$12,666	$12,219
'20	$10,793	$12,659	$12,297
'20	$10,783	$12,602	$12,322
'20	$11,011	$12,726	$12,596
'20	$11,127	$12,744	$12,766
'21	$11,215	$12,652	$12,917
'21	$11,274	$12,470	$12,993
'21	$11,263	$12,314	$12,993
'21	$11,308	$12,411	$13,060
'21	$11,368	$12,452	$13,136
'21	$11,399	$12,539	$13,184
'21	$11,387	$12,679	$13,183
'21	$11,433	$12,655	$13,245
'21	$11,493	$12,546	$13,330
'21	$11,510	$12,542	$13,366
'21	$11,469	$12,579	$13,345
'21	$11,544	$12,547	$13,430
'22	$11,561	$12,277	$13,479
'22	$11,490	$12,140	$13,409
'22	$11,492	$11,803	$13,416
'22	$11,480	$11,355	$13,445
'22	$11,172	$11,428	$13,101
'22	$10,893	$11,249	$12,817
'22	$11,164	$11,524	$13,091
'22	$11,319	$11,198	$13,288
'22	$11,005	$10,714	$12,986
'22	$11,157	$10,575	$13,115
'22	$11,317	$10,964	$13,272
'22	$11,369	$10,915	$13,326
'23	$11,655	$11,251	$13,682
'23	$11,702	$10,960	$13,761
'23	$11,703	$11,238	$13,756
'23	$11,796	$11,306	$13,901
'23	$11,718	$11,183	$13,875
'23	$12,004	$11,143	$14,190
'23	$12,117	$11,135	$14,372
'23	$12,251	$11,064	$14,540
'23	$12,309	$10,783	$14,680
'23	$12,303	$10,613	$14,678
'23	$12,476	$11,094	$14,857
'23	$12,668	$11,518	$15,101
'24	$12,711	$11,487	$15,203
'24	$12,804	$11,324	$15,342
'24	$12,916	$11,429	$15,472
'24	$12,994	$11,140	$15,565
'24	$13,107	$11,329	$15,712

Yearly periods ended May 31

Average Annual Total Returns

Class/Index	1-Year	5-Year	10-Year
Class S No Sales Charge	11.85%	4.20%	2.74%
Bloomberg U.S. Aggregate Bond Index	1.31%	- 0.17%	1.26%
Morningstar LSTA US Leveraged Loan Index	13.23%	5.50%	4.62%

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Please visit dws.com/en-us/products/mutual-funds for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions.

Key Fund Statistics

Net Assets ($)	128,101,912
Number of Portfolio Holdings	281
Portfolio Turnover Rate (%)	66
Total Net Advisory Fees Paid ($)	498,409

What did the Fund invest in?

Holdings-based data is subject to change.

The quality ratings represent the higher of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Asset Allocation

Asset Type	% of Net Assets
Loan Participations and Assignments	89%
Exchange-Traded Funds	7%
Cash Equivalents	5%
Closed-End Investment Companies	1%
Corporate Bonds	0%
Common Stocks	0%
Warrants	0%
Other Assets and Liabilities, Net	(2%)
Total	100%

Sector Allocation

Sector	% of Net Assets
Industrials	18%
Information Technology	15%
Consumer Discretionary	13%
Materials	11%
Financials	9%
Health Care	7%
Energy	5%
Communication Services	5%
Utilities	3%
Consumer Staples	3%
Real Estate	1%
Total	90%

Credit Quality

Credit Rating	% of Net Assets
BBB	1%
BB	13%
B	65%
Below B	5%
Not Rated	3%
Total	87%

Material Fund Changes

This is a summary of certain changes of the Fund since June 1, 2023. For more information, review the Fund's current prospectus at www.dws.com/mutualreports, or call (800) 728-3337.

Effective October 1, 2023, the Fund’s contractual cap on total annual operating expense for Class S shares changed from 0.84% to 0.80%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit www.dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Bond and loan investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. As interest rates change, issuers of higher (or lower) interest debt obligations may pay off the debts earlier (or later) than expected causing the Fund to reinvest proceeds at lower yields (or be tied up in lower interest debt obligations). Floating rate loans tend to be rated below investment grade. Investments in lower-quality (“junk bonds”) and non-rated securities present greater risk of loss than investments in higher-quality securities. In certain situations, it may be difficult or impossible to sell an investment at an acceptable price. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. If affiliates of the Advisor participate in the primary and secondary market for senior loans, legal limitations may restrict the Fund’s ability to participate in restructuring or acquiring some senior loans. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit www.dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2024 DWS Group GmbH&Co. KGaA. All rights reserved

 DFRF-TSRA-S

 R-101124-1 (7/24)

DWS Floating Rate Fund

Class A: DFRAX

Annual Shareholder Report—May 31, 2024

This annual shareholder report contains important information about DWS Floating Rate Fund ("the Fund") for the period June 1, 2023 to May 31, 2024. You can find additional information about the Fund on the Fund's website at www.dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$106	1.00%

Gross expense ratio as of the latest prospectus: 1.29%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

How did the Fund perform last year and what affected its performance?

Class A shares of the Fund returned 11.68% (unadjusted for sales charges) for the period ended May 31, 2024. The Fund's broad-based index, the Bloomberg U.S. Aggregate Bond Index, returned 1.31% for the same period, while the Fund's additional, more narrowly based index, the Morningstar LSTA US Leveraged Loan Index, returned 13.23%.

The Fund’s absolute performance was supported over the period as leveraged loans in aggregate produced a positive total return and outperformed most other asset classes, despite the default rate rising from historically low levels toward its long-term average.

The Fund’s performance relative to the additional index was positively impacted by issuer selection in certain industries, including retailers, building materials and wireless. From a ratings perspective, portfolio performance benefited from an overweight to and issuer selection in loans rated CCC and below.

Relative performance was negatively impacted by an underweight allocation in the single B-rated category of loans, as this segment of the market performed strongly over the period. By industry, an underweight to and selection within healthcare was a detractor, as was selection within electric utilities.

Fund Performance

Cumulative Growth of an Assumed $10,000Investment

(Adjusted for Maximum Sales Charge)

Bloomberg U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, US dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, fixed rate agency MBS, ABS and CMBS (agency and non-agency).

The Bloomberg U.S. Aggregate Bond Index is a broad-based index that represents the Fund’s overall debt market. It replaces the Morningstar LSTA US Leveraged Loan Index as the Fund’s broad-based index in compliance with updated regulatory requirements.

Morningstar LSTA US Leveraged Loan Index is an unmanaged, total return index that is designed to deliver comprehensive, precise coverage of the US leveraged loan market.

The Morningstar LSTA US Leveraged Loan Index  is a more narrowly based index that reflects the market sector in which the Fund invests.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

	Class A	Bloomberg U.S. Aggregate Bond Index	Morningstar LSTA US Leveraged Loan Index
'14	$9,725	$10,000	$10,000
'14	$9,776	$10,005	$10,058
'14	$9,766	$9,980	$10,055
'14	$9,776	$10,090	$10,070
'14	$9,692	$10,022	$10,010
'14	$9,702	$10,120	$10,036
'14	$9,723	$10,192	$10,086
'14	$9,576	$10,202	$9,959
'15	$9,586	$10,416	$9,992
'15	$9,734	$10,318	$10,133
'15	$9,766	$10,365	$10,171
'15	$9,872	$10,328	$10,265
'15	$9,915	$10,303	$10,284
'15	$9,819	$10,191	$10,241
'15	$9,821	$10,262	$10,240
'15	$9,715	$10,247	$10,169
'15	$9,609	$10,316	$10,103
'15	$9,556	$10,318	$10,084
'15	$9,460	$10,291	$9,996
'15	$9,327	$10,258	$9,891
'16	$9,197	$10,399	$9,826
'16	$9,067	$10,473	$9,774
'16	$9,225	$10,569	$10,044
'16	$9,394	$10,609	$10,243
'16	$9,431	$10,612	$10,334
'16	$9,422	$10,803	$10,337
'16	$9,481	$10,871	$10,485
'16	$9,507	$10,859	$10,563
'16	$9,567	$10,852	$10,655
'16	$9,615	$10,769	$10,742
'16	$9,641	$10,514	$10,771
'16	$9,737	$10,529	$10,895
'17	$9,751	$10,550	$10,956
'17	$9,778	$10,621	$11,011
'17	$9,769	$10,615	$11,020
'17	$9,807	$10,697	$11,068
'17	$9,828	$10,780	$11,109
'17	$9,814	$10,769	$11,104
'17	$9,893	$10,815	$11,180
'17	$9,832	$10,912	$11,176
'17	$9,817	$10,860	$11,219
'17	$9,861	$10,866	$11,286
'17	$9,868	$10,852	$11,299
'17	$9,875	$10,902	$11,344
'18	$9,955	$10,777	$11,453
'18	$9,958	$10,674	$11,476
'18	$9,974	$10,743	$11,508
'18	$10,014	$10,663	$11,556
'18	$10,018	$10,739	$11,575
'18	$10,000	$10,726	$11,589
'18	$10,070	$10,728	$11,674
'18	$10,117	$10,798	$11,721
'18	$10,177	$10,728	$11,802
'18	$10,152	$10,643	$11,798
'18	$10,052	$10,707	$11,692
'18	$9,803	$10,903	$11,394
'19	$10,066	$11,019	$11,684
'19	$10,231	$11,013	$11,870
'19	$10,195	$11,224	$11,850
'19	$10,348	$11,227	$12,045
'19	$10,300	$11,426	$12,019
'19	$10,316	$11,570	$12,048
'19	$10,409	$11,595	$12,145
'19	$10,386	$11,896	$12,112
'19	$10,454	$11,833	$12,168
'19	$10,429	$11,868	$12,113
'19	$10,507	$11,862	$12,185
'19	$10,638	$11,854	$12,379
'20	$10,639	$12,082	$12,448
'20	$10,450	$12,299	$12,284
'20	$9,458	$12,227	$10,764
'20	$9,728	$12,444	$11,249
'20	$10,040	$12,502	$11,676
'20	$10,043	$12,581	$11,808
'20	$10,246	$12,769	$12,040
'20	$10,370	$12,666	$12,219
'20	$10,386	$12,659	$12,297
'20	$10,389	$12,602	$12,322
'20	$10,593	$12,726	$12,596
'20	$10,717	$12,744	$12,766
'21	$10,800	$12,652	$12,917
'21	$10,856	$12,470	$12,993
'21	$10,830	$12,314	$12,993
'21	$10,886	$12,411	$13,060
'21	$10,942	$12,452	$13,136
'21	$10,971	$12,539	$13,184
'21	$10,944	$12,679	$13,183
'21	$10,987	$12,655	$13,245
'21	$11,043	$12,546	$13,330
'21	$11,058	$12,542	$13,366
'21	$11,031	$12,579	$13,345
'21	$11,102	$12,547	$13,430
'22	$11,117	$12,277	$13,479
'22	$11,048	$12,140	$13,409
'22	$11,049	$11,803	$13,416
'22	$11,035	$11,355	$13,445
'22	$10,724	$11,428	$13,101
'22	$10,469	$11,249	$12,817
'22	$10,714	$11,524	$13,091
'22	$10,876	$11,198	$13,288
'22	$10,573	$10,714	$12,986
'22	$10,718	$10,575	$13,115
'22	$10,856	$10,964	$13,272
'22	$10,903	$10,915	$13,326
'23	$11,192	$11,251	$13,682
'23	$11,220	$10,960	$13,761
'23	$11,220	$11,238	$13,756
'23	$11,323	$11,306	$13,901
'23	$11,232	$11,183	$13,875
'23	$11,504	$11,143	$14,190
'23	$11,626	$11,135	$14,372
'23	$11,753	$11,064	$14,540
'23	$11,808	$10,783	$14,680
'23	$11,785	$10,613	$14,678
'23	$11,965	$11,094	$14,857
'23	$12,147	$11,518	$15,101
'24	$12,187	$11,487	$15,203
'24	$12,275	$11,324	$15,342
'24	$12,364	$11,429	$15,472
'24	$12,437	$11,140	$15,565
'24	$12,543	$11,329	$15,712

Yearly periods ended May 31

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 2.75%. This results in a net initial invesment of $9,725.

Average Annual Total Returns

Class/Index	1-Year	5-Year	10-Year
Class A Unadjusted for Sales Charge	11.68%	4.02%	2.58%
Class A Adjusted for the Maximum Sales Charge (max 2.75% load)	8.60%	3.44%	2.29%
Bloomberg U.S. Aggregate Bond Index	1.31%	- 0.17%	1.26%
Morningstar LSTA US Leveraged Loan Index	13.23%	5.50%	4.62%

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Please visit dws.com/en-us/products/mutual-funds for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had reflected sales charges.

Key Fund Statistics

Net Assets ($)	128,101,912
Number of Portfolio Holdings	281
Portfolio Turnover Rate (%)	66
Total Net Advisory Fees Paid ($)	498,409

What did the Fund invest in?

Holdings-based data is subject to change.

The quality ratings represent the higher of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Asset Allocation

Asset Type	% of Net Assets
Loan Participations and Assignments	89%
Exchange-Traded Funds	7%
Cash Equivalents	5%
Closed-End Investment Companies	1%
Corporate Bonds	0%
Common Stocks	0%
Warrants	0%
Other Assets and Liabilities, Net	(2%)
Total	100%

Sector Allocation

Sector	% of Net Assets
Industrials	18%
Information Technology	15%
Consumer Discretionary	13%
Materials	11%
Financials	9%
Health Care	7%
Energy	5%
Communication Services	5%
Utilities	3%
Consumer Staples	3%
Real Estate	1%
Total	90%

Credit Quality

Credit Rating	% of Net Assets
BBB	1%
BB	13%
B	65%
Below B	5%
Not Rated	3%
Total	87%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit www.dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Bond and loan investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. As interest rates change, issuers of higher (or lower) interest debt obligations may pay off the debts earlier (or later) than expected causing the Fund to reinvest proceeds at lower yields (or be tied up in lower interest debt obligations). Floating rate loans tend to be rated below investment grade. Investments in lower-quality (“junk bonds”) and non-rated securities present greater risk of loss than investments in higher-quality securities. In certain situations, it may be difficult or impossible to sell an investment at an acceptable price. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. If affiliates of the Advisor participate in the primary and secondary market for senior loans, legal limitations may restrict the Fund’s ability to participate in restructuring or acquiring some senior loans. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit www.dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2024 DWS Group GmbH&Co. KGaA. All rights reserved

 DFRF-TSRA-A

 R-101124-1 (7/24)

DWS Floating Rate Fund

Institutional Class: DFRTX

Annual Shareholder Report—May 31, 2024

This annual shareholder report contains important information about DWS Floating Rate Fund ("the Fund") for the period June 1, 2023 to May 31, 2024. You can find additional information about the Fund on the Fund's website at www.dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$79	0.75%

Gross expense ratio as of the latest prospectus: 0.97%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

How did the Fund perform last year and what affected its performance?

Institutional Class shares of the Fund returned 11.96% for the period ended May 31, 2024. The Fund's broad-based index, the Bloomberg U.S. Aggregate Bond Index, returned 1.31% for the same period, while the Fund's additional, more narrowly based index, the Morningstar LSTA US Leveraged Loan Index, returned 13.23%.

The Fund’s absolute performance was supported over the period as leveraged loans in aggregate produced a positive total return and outperformed most other asset classes, despite the default rate rising from historically low levels toward its long-term average.

The Fund’s performance relative to the additional index was positively impacted by issuer selection in certain industries, including retailers, building materials and wireless. From a ratings perspective, portfolio performance benefited from an overweight to and issuer selection in loans rated CCC and below.

Relative performance was negatively impacted by an underweight allocation in the single B-rated category of loans, as this segment of the market performed strongly over the period. By industry, an underweight to and selection within healthcare was a detractor, as was selection within electric utilities.

Fund Performance

Cumulative Growth of an Assumed $1,000,000Investment

Bloomberg U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, US dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, fixed rate agency MBS, ABS and CMBS (agency and non-agency).

The Bloomberg U.S. Aggregate Bond Index is a broad-based index that represents the Fund’s overall debt market. It replaces the Morningstar LSTA US Leveraged Loan Index as the Fund’s broad-based index in compliance with updated regulatory requirements.

Morningstar LSTA US Leveraged Loan Index is an unmanaged, total return index that is designed to deliver comprehensive, precise coverage of the US leveraged loan market.

The Morningstar LSTA US Leveraged Loan Index  is a more narrowly based index that reflects the market sector in which the Fund invests.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

	Institutional Class	Bloomberg U.S. Aggregate Bond Index	Morningstar LSTA US Leveraged Loan Index
'14	$1,000,000	$1,000,000	$1,000,000
'14	$1,005,504	$1,000,517	$1,005,750
'14	$1,004,635	$998,007	$1,005,463
'14	$1,006,976	$1,009,025	$1,007,019
'14	$998,595	$1,002,177	$1,001,010
'14	$999,882	$1,012,026	$1,003,602
'14	$1,001,165	$1,019,205	$1,008,587
'14	$986,196	$1,020,158	$995,931
'15	$987,495	$1,041,550	$999,236
'15	$1,002,947	$1,031,757	$1,013,333
'15	$1,007,527	$1,036,548	$1,017,098
'15	$1,018,707	$1,032,829	$1,026,455
'15	$1,022,209	$1,030,342	$1,028,382
'15	$1,013,670	$1,019,108	$1,024,080
'15	$1,012,978	$1,026,192	$1,024,017
'15	$1,002,274	$1,024,718	$1,016,854
'15	$991,480	$1,031,649	$1,010,250
'15	$986,285	$1,031,820	$1,008,406
'15	$976,564	$1,029,094	$999,572
'15	$963,043	$1,025,768	$989,076
'16	$949,837	$1,039,884	$982,618
'16	$936,581	$1,047,261	$977,441
'16	$954,216	$1,056,870	$1,004,377
'16	$970,780	$1,060,927	$1,024,315
'16	$974,733	$1,061,199	$1,033,447
'16	$974,051	$1,080,266	$1,033,666
'16	$980,386	$1,087,096	$1,048,452
'16	$983,242	$1,085,853	$1,056,325
'16	$989,630	$1,085,217	$1,065,451
'16	$994,878	$1,076,916	$1,074,246
'16	$997,781	$1,051,443	$1,077,089
'16	$1,007,838	$1,052,926	$1,089,543
'17	$1,009,562	$1,054,992	$1,095,640
'17	$1,012,482	$1,062,083	$1,101,138
'17	$1,011,826	$1,061,526	$1,102,024
'17	$1,015,984	$1,069,718	$1,106,835
'17	$1,018,353	$1,077,952	$1,110,882
'17	$1,017,067	$1,076,867	$1,110,406
'17	$1,025,574	$1,081,501	$1,118,046
'17	$1,019,386	$1,091,202	$1,117,553
'17	$1,018,095	$1,086,005	$1,121,922
'17	$1,022,854	$1,086,634	$1,128,632
'17	$1,022,557	$1,085,239	$1,129,942
'17	$1,024,760	$1,090,220	$1,134,417
'18	$1,033,209	$1,077,664	$1,145,336
'18	$1,033,763	$1,067,448	$1,147,610
'18	$1,035,611	$1,074,294	$1,150,844
'18	$1,039,964	$1,066,304	$1,155,599
'18	$1,039,405	$1,073,914	$1,157,547
'18	$1,038,967	$1,072,593	$1,158,882
'18	$1,046,414	$1,072,848	$1,167,447
'18	$1,051,581	$1,079,751	$1,172,131
'18	$1,058,038	$1,072,798	$1,180,190
'18	$1,055,652	$1,064,320	$1,179,824
'18	$1,045,506	$1,070,674	$1,169,180
'18	$1,019,806	$1,090,344	$1,139,426
'19	$1,047,399	$1,101,923	$1,168,443
'19	$1,063,425	$1,101,284	$1,187,041
'19	$1,061,185	$1,122,431	$1,184,969
'19	$1,077,410	$1,122,718	$1,204,540
'19	$1,071,246	$1,142,648	$1,201,928
'19	$1,074,468	$1,156,998	$1,204,840
'19	$1,083,027	$1,159,543	$1,214,498
'19	$1,082,257	$1,189,589	$1,211,160
'19	$1,089,521	$1,183,253	$1,216,810
'19	$1,087,108	$1,186,817	$1,211,336
'19	$1,094,166	$1,186,213	$1,218,453
'19	$1,108,090	$1,185,386	$1,237,892
'20	$1,108,360	$1,208,198	$1,244,809
'20	$1,090,326	$1,229,944	$1,228,358
'20	$987,013	$1,222,706	$1,076,408
'20	$1,015,413	$1,244,441	$1,124,864
'20	$1,048,164	$1,250,235	$1,167,559
'20	$1,048,659	$1,258,110	$1,180,849
'20	$1,070,134	$1,276,902	$1,203,960
'20	$1,083,268	$1,266,595	$1,221,943
'20	$1,085,178	$1,265,901	$1,229,691
'20	$1,085,677	$1,260,248	$1,232,192
'20	$1,107,272	$1,272,614	$1,259,620
'20	$1,120,446	$1,274,368	$1,276,570
'21	$1,129,371	$1,265,231	$1,291,749
'21	$1,135,438	$1,246,960	$1,299,340
'21	$1,132,967	$1,231,390	$1,299,308
'21	$1,139,068	$1,241,118	$1,305,985
'21	$1,143,741	$1,245,173	$1,313,571
'21	$1,148,412	$1,253,922	$1,318,436
'21	$1,145,866	$1,267,942	$1,318,262
'21	$1,150,567	$1,265,528	$1,324,522
'21	$1,156,712	$1,254,571	$1,333,032
'21	$1,158,515	$1,254,225	$1,336,586
'21	$1,155,917	$1,257,936	$1,334,454
'21	$1,163,587	$1,254,717	$1,342,982
'22	$1,165,386	$1,227,685	$1,347,866
'22	$1,158,339	$1,213,989	$1,340,945
'22	$1,158,696	$1,180,262	$1,341,586
'22	$1,157,542	$1,135,473	$1,344,498
'22	$1,125,192	$1,142,794	$1,310,103
'22	$1,098,658	$1,124,866	$1,281,725
'22	$1,124,527	$1,152,352	$1,309,057
'22	$1,140,266	$1,119,790	$1,328,825
'22	$1,110,265	$1,071,408	$1,298,559
'22	$1,125,684	$1,057,531	$1,311,463
'22	$1,140,392	$1,096,422	$1,327,172
'22	$1,145,639	$1,091,476	$1,332,627
'23	$1,176,163	$1,125,054	$1,368,173
'23	$1,179,400	$1,095,965	$1,376,065
'23	$1,179,614	$1,123,805	$1,375,633
'23	$1,190,701	$1,130,616	$1,390,101
'23	$1,181,366	$1,118,305	$1,387,548
'23	$1,210,238	$1,114,316	$1,418,964
'23	$1,223,325	$1,113,539	$1,437,202
'23	$1,237,019	$1,106,426	$1,454,040
'23	$1,242,954	$1,078,310	$1,468,034
'23	$1,240,788	$1,061,293	$1,467,768
'23	$1,260,008	$1,109,355	$1,485,670
'23	$1,277,807	$1,151,820	$1,510,149
'24	$1,283,946	$1,148,657	$1,520,344
'24	$1,293,487	$1,132,429	$1,534,168
'24	$1,303,117	$1,142,886	$1,547,238
'24	$1,311,112	$1,114,018	$1,556,547
'24	$1,322,603	$1,132,904	$1,571,164

Yearly periods ended May 31

Average Annual Total Returns

Class/Index	1-Year	5-Year	10-Year
Institutional Class No Sales Charge	11.96%	4.31%	2.84%
Bloomberg U.S. Aggregate Bond Index	1.31%	- 0.17%	1.26%
Morningstar LSTA US Leveraged Loan Index	13.23%	5.50%	4.62%

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Please visit dws.com/en-us/products/mutual-funds for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions.

Key Fund Statistics

Net Assets ($)	128,101,912
Number of Portfolio Holdings	281
Portfolio Turnover Rate (%)	66
Total Net Advisory Fees Paid ($)	498,409

What did the Fund invest in?

Holdings-based data is subject to change.

The quality ratings represent the higher of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Asset Allocation

Asset Type	% of Net Assets
Loan Participations and Assignments	89%
Exchange-Traded Funds	7%
Cash Equivalents	5%
Closed-End Investment Companies	1%
Corporate Bonds	0%
Common Stocks	0%
Warrants	0%
Other Assets and Liabilities, Net	(2%)
Total	100%

Sector Allocation

Sector	% of Net Assets
Industrials	18%
Information Technology	15%
Consumer Discretionary	13%
Materials	11%
Financials	9%
Health Care	7%
Energy	5%
Communication Services	5%
Utilities	3%
Consumer Staples	3%
Real Estate	1%
Total	90%

Credit Quality

Credit Rating	% of Net Assets
BBB	1%
BB	13%
B	65%
Below B	5%
Not Rated	3%
Total	87%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit www.dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Bond and loan investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. As interest rates change, issuers of higher (or lower) interest debt obligations may pay off the debts earlier (or later) than expected causing the Fund to reinvest proceeds at lower yields (or be tied up in lower interest debt obligations). Floating rate loans tend to be rated below investment grade. Investments in lower-quality (“junk bonds”) and non-rated securities present greater risk of loss than investments in higher-quality securities. In certain situations, it may be difficult or impossible to sell an investment at an acceptable price. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. If affiliates of the Advisor participate in the primary and secondary market for senior loans, legal limitations may restrict the Fund’s ability to participate in restructuring or acquiring some senior loans. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit www.dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2024 DWS Group GmbH&Co. KGaA. All rights reserved

 DFRF-TSRA-I

 R-101124-1 (7/24)

(b) Not applicable

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR that applies to its Principal Executive Officer and Principal Financial Officer.

There have been no amendments to, or waivers from, a provision of the code of ethics during the period covered by this report that would require disclosure under Item 2.

A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.	Audit Committee Financial Expert.

The fund’s audit committee is comprised solely of trustees who are "independent" (as such term has been defined by the Securities and Exchange Commission ("SEC") in regulations implementing Section 407 of the Sarbanes-Oxley Act (the "Regulations")). The fund’s Board of Trustees has determined that there are several "audit committee financial experts" (as such term has been defined by the Regulations) serving on the fund’s audit committee including Ms. Catherine Schrand, the chair of the fund’s audit committee. An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933 and the designation or identification of a person as an “audit committee financial expert” does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4.	Principal Accountant Fees and Services.

DWS FLoating Rate Fund

form n-csr disclosure re: AUDIT FEES

The following table shows the amount of fees that Ernst & Young LLP (“EY”), the Fund’s Independent Registered Public Accounting Firm, billed to the Fund during the Fund’s last two fiscal years. The Audit Committee approved in advance all audit services and non-audit services that EY provided to the Fund.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Fund

Fiscal Year Ended May 31,	Audit Fees Billed to Fund	Audit-Related Fees Billed to Fund	Tax Fees Billed to Fund	All Other Fees Billed to Fund
2024	$66,436	$0	$7,629	$0
2023	$66,436	$0	$7,880	$0

The above “Tax Fees” were billed for professional services rendered for tax preparation.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Adviser and Affiliated Fund Service Providers

The following table shows the amount of fees billed by EY to DWS Investment Management Americas, Inc. (“DIMA” or the “Adviser”), and any entity controlling, controlled by or under common control with DIMA (“Control Affiliate”) that provides ongoing services to the Fund (“Affiliated Fund Service Provider”), for engagements directly related to the Fund’s operations and financial reporting, during the Fund’s last two fiscal years.

Fiscal Year Ended May 31,	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
2024	$0	$0	$0
2023	$0	$572,355	$0

The above “Tax Fees” were billed in connection with tax compliance services and agreed upon procedures.

Non-Audit Services

The following table shows the amount of fees that EY billed during the Fund’s last two fiscal years for non-audit services. The Audit Committee pre-approved all non-audit services that EY provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund’s operations and financial reporting. The Audit Committee requested and received information from EY about any non-audit services that EY rendered during the Fund’s last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating EY’s independence.

Fiscal Year Ended May 31,	Total Non-Audit Fees Billed to Fund (A)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Fund) (B)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements) (C)	Total of (A), (B) and (C)
2024	$7,629	$0	$0	$7,629
2023	$7,880	$572,355	$0	$580,235

All other engagement fees were billed for services in connection with agreed upon procedures and tax compliance for DIMA and other related entities.

Audit Committee Pre-Approval Policies and Procedures. Generally, each Fund’s Audit Committee must pre approve (i) all services to be performed for a Fund by a Fund’s Independent Registered Public Accounting Firm and (ii) all non-audit services to be performed by a Fund’s Independent Registered Public Accounting Firm for the DIMA Entities with respect to operations and financial reporting of the Fund, except that the Chairperson or Vice Chairperson of each Fund’s Audit Committee may grant the pre-approval for non-audit services described in items (i) and (ii) above for non-prohibited services for engagements of less than $100,000. All such delegated pre approvals shall be presented to each Fund’s Audit Committee no later than the next Audit Committee meeting.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

According to the registrant’s principal Independent Registered Public Accounting Firm, substantially all of the principal Independent Registered Public Accounting Firm's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal Independent Registered Public Accounting Firm and (i) and (j) are not applicable.

***

In connection with the audit of the 2023 and 2024 financial statements, the Fund entered into an engagement letter with EY. The terms of the engagement letter required by EY, and agreed to by the Audit Committee, include a provision mandating the use of mediation and arbitration to resolve any controversy or claim between the parties arising out of or relating to the engagement letter or services provided thereunder.

***

Item 5.	Audit Committee of Listed Registrants

Not applicable

Item 6.	Investments.

Not applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

May 31, 2024
Annual Financial Statements and Other Information
DWS Floating Rate Fund

Contents
3	Investment Portfolio
20	Statement of Assets and Liabilities
22	Statement of Operations
23	Statements of Changes in Net Assets
24	Financial Highlights
28	Notes to Financial Statements
40	Report of Independent Registered Public Accounting Firm
42	Tax Information
43	Advisory Agreement Board Considerations and Fee Evaluation
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.

2	|	DWS Floating Rate Fund

Investment Portfolioas of May 31, 2024

	Principal Amount ($)	Value ($)
Loan Participations and Assignments 89.0%
Senior Loans (a)
Communication Services 4.4%
ABG Intermediate Holdings 2 LLC, Term Loan B1, 30-day average SOFR + 3.5%, 8.929%, 12/21/2028	741,265	746,769
CCI Buyer, Inc., Term Loan, 90-day average SOFR + 4.0%, 9.302%, 12/17/2027	417,100	419,675
Clear Channel Outdoor Holdings, Inc., Term Loan, 8/23/2028 (b)	244,830	246,310
DirecTV Financing LLC, Term Loan, 30-day average SOFR + 5.25%, 10.694%, 8/2/2029	462,597	464,378
Gen Digital, Inc., Term Loan B, 30-day average SOFR + 2.0%, 7.429%, 9/12/2029	99,857	100,088
Houghton Mifflin Harcourt Publishing Co., Term Loan, 90-day average SOFR + 5.25%, 10.697%, 4/9/2029	748,101	727,940
NEP Group, Inc., Term Loan B, 30-day average SOFR + 3.25%, 8.694%, 8/19/2026 PIK	240,817	233,291
PUG LLC, Term Loan B, 30-day average SOFR + 4.75%, 10.079%, 3/15/2030	630,658	632,238
Syniverse Holdings, Inc., Term Loan, 90-day average SOFR + 7.0%, 12.302%, 5/13/2027	99,746	96,068
United Talent Agency LLC, Term Loan B, 7/7/2028 (b)	615,510	619,357
Virgin Media Bristol LLC:
Term Loan N, 30-day average SOFR + 2.5%, 7.931%, 1/31/2028	412,877	402,479
Term Loan Y, 180-day average SOFR + 3.25%, 8.656%, 3/31/2031	250,000	242,009
Zacapa SARL, Term Loan, 90-day average SOFR + 4.0%, 9.309%, 3/22/2029	441,000	441,948
Ziggo Financing Partnership, Term Loan I, 30-day average SOFR + 2.5%, 7.931%, 4/30/2028	227,143	224,631
		5,597,181
Consumer Discretionary 13.4%
1011778 BC Unlimited Liability Co., Term Loan B5, 9/20/2030 (b)	500,000	501,252
Adient U.S. LLC, Term Loan B2, 30-day average SOFR + 2.75%, 8.079%, 1/31/2031	125,413	126,566
Aimbridge Acquisition Co., Inc., Term Loan B, 30-day average SOFR + 3.75%, 9.194%, 2/2/2026	739,792	721,837
Bally’s Corp., Term Loan B, 90-day average SOFR + 3.25%, 8.836%, 10/2/2028	197,975	190,396
The accompanying notes are an integral part of the financial statements.

DWS Floating Rate Fund	|	3

	Principal Amount ($)	Value ($)
BCPE Empire Holdings, Inc., Term Loan, 30-day average SOFR + 4.0%, 9.329%, 12/11/2028	250,000	250,798
Bombardier Recreational Products, Inc., Term Loan B4, 30-day average SOFR + 2.75%, 8.079%, 1/22/2031	739	742
Carnival Corp., Term Loan B1, 30-day average SOFR + 2.75%, 8.075%, 10/18/2028	296,547	299,105
CNT Holdings I Corp., Term Loan, 90-day average SOFR + 3.5%, 8.83%, 11/8/2027	417,669	420,223
Corporation Service Co., Term Loan B, 30-day average SOFR + 2.75%, 8.079%, 11/2/2029	233,546	234,896
CWGS Group LLC, Term Loan B, 30-day average SOFR + 2.5%, 7.935% - 7.942%, 6/3/2028	278,875	272,743
Driven Holdings LLC, Term Loan B, 30-day average SOFR + 3.0%, 8.444%, 12/17/2028	107,112	107,098
Fanatics Commerce Intermediate Holdco LLC, Term Loan B, 30-day average SOFR + 3.25%, 8.694%, 11/24/2028	120,000	120,075
Fertitta Entertainment LLC, Term Loan B, 30-day average SOFR + 3.75%, 9.071%, 1/27/2029	677,807	680,633
First Brands Group LLC:
Term Loan, 90-day average SOFR + 5.0%, 10.591%, 3/30/2027	668,302	663,452
Second Lien Term Loan, 90-day average SOFR + 8.5%, 14.141%, 3/30/2028	543,950	532,391
Flutter Financing BV, Term Loan B, 90-day average SOFR + 2.25%, 7.559%, 11/25/2030	872,812	877,539
Great Outdoors Group LLC, Term Loan B1, 30-day average SOFR + 3.75%, 9.194%, 3/6/2028	668,573	670,455
Harbor Freight Tools U.S.A., Inc., Term Loan B, 30-day average SOFR + 2.75%, 8.194%, 10/19/2027	577,679	578,618
IRB Holding Corp., Term Loan B, 30-day average SOFR + 2.75%, 8.179%, 12/15/2027	681,874	685,314
J&J Ventures Gaming LLC, Term Loan, 30-day average SOFR + 4.0%, 9.444%, 4/26/2028	429,000	429,498
Les Schwab Tire Centers, Term Loan B, 30-day average SOFR + 3.0%, 8.329%, 4/23/2031	488,636	490,877
Life Time Fitness, Inc., First Lien Term Loan B, 90-day average SOFR + 4.0%, 9.591%, 1/15/2026	37,092	37,339
Mavis Tire Express Services Corp., Term Loan B, 30-day average SOFR + 3.75%, 9.079%, 5/4/2028	427,927	431,165
MH Sub I LLC, Term Loan, 30-day average SOFR + 4.25%, 9.579%, 5/3/2028	758,808	761,008
Michaels Cos., Inc., Term Loan B, 90-day average SOFR + 4.25%, 9.821%, 4/15/2028	499,103	456,621
PAI Holdco, Inc., Term Loan B, 90-day average SOFR + 3.75%, 9.341%, 10/28/2027	213,400	194,674
Playa Resorts Holding BV, Term Loan B, 30-day average SOFR + 3.25%, 8.572%, 1/5/2029	522,754	526,185
The accompanying notes are an integral part of the financial statements.

4	|	DWS Floating Rate Fund

	Principal Amount ($)	Value ($)
Playtika Holding Corp., Term Loan, 30-day average SOFR + 2.75%, 8.194%, 3/13/2028	198,433	198,977
RealTruck Group, Inc., Term Loan B, 30-day average SOFR + 3.5%, 8.944%, 1/31/2028	507,423	508,060
Rent-A-Center, Inc., First Lien Term Loan B, 30-day average SOFR + 2.75%, 8.079%, 2/17/2028	364,495	366,242
Scientific Games Holdings LP, Term Loan B, 90-day average SOFR + 3.25%, 8.556%, 4/4/2029	1,020,005	1,024,233
Spin Holdco, Inc., Term Loan, 90-day average SOFR + 4.0%, 9.585%, 3/4/2028	340,485	295,492
Springs Windows Fashions LLC, Term Loan B, 30-day average SOFR + 4.0%, 9.444%, 10/6/2028	248,982	209,052
SRS Distribution, Inc., Term Loan B, 30-day average SOFR + 3.5%, 8.944%, 6/2/2028	687,386	692,507
Staples, Inc., 7 Year Term Loan, 1-month USD-LIBOR + 5.0%, 10.428%, 4/16/2026	636,659	632,810
Sweetwater Borrower LLC, Term Loan B, 30-day average SOFR + 4.25%, 9.694%, 8/7/2028	180,948	181,777
Tenneco, Inc., Term Loan B, 90-day average SOFR + 5.0%, 10.402% - 10.426%, 11/17/2028	300,000	293,625
Travelport Finance (Luxembourg) SARL, Term Loan, 90-day average SOFR + 7.0%, 13.564%, 9/30/2028 PIK	175,746	160,228
Univision Communications, Inc., First Lien Term Loan B, 30-day average SOFR + 3.25%, 8.694%, 3/15/2026	589,715	590,638
Varsity Brands, Inc., Term Loan, 30-day average SOFR + 5.0%, 10.444%, 12/15/2026	222,187	224,225
Whatabrands LLC, Term Loan B, 30-day average SOFR + 2.75%, 8.079%, 8/3/2028	500,000	501,340
		17,140,706
Consumer Staples 2.8%
8th Avenue Food & Provisions, Inc., First Lien Term Loan, 30-day average SOFR + 3.75%, 9.194%, 10/1/2025	399,210	385,572
Arterra Wines Canada, Inc., Term Loan, 90-day average SOFR + 3.5%, 9.071%, 11/24/2027	116,798	106,798
Chobani LLC, Term Loan, 30-day average SOFR + 3.75%, 9.067%, 10/25/2027	199,500	200,971
Kingpin Intermediate Holdings LLC, Term Loan B, 30-day average SOFR + 3.5%, 8.829%, 2/8/2028	198,500	198,916
Kronos Acquisition Holdings, Inc., Term Loan B, 90-day average SOFR + 3.75%, 9.314%, 12/22/2026	538,868	540,439
Naked Juice LLC, Term Loan, 90-day average SOFR + 3.25%, 8.659%, 1/24/2029	504,520	481,423
Ozark Holdings LLC, Term Loan B, 30-day average SOFR + 3.75%, 9.194%, 12/16/2027	229,681	226,666
The accompanying notes are an integral part of the financial statements.

DWS Floating Rate Fund	|	5

	Principal Amount ($)	Value ($)
TKC Holdings, Inc., Term Loan, 30-day average SOFR + 5.5%, 90-day average SOFR + 5.5%, 10.944% - 11.109%, 5/15/2028	456,584	457,250
Triton Water Holdings, Inc., Term Loan, 90-day average SOFR + 3.25%, 8.814%, 3/31/2028	786,251	786,027
UTZ Quality Foods LLC, Term Loan B, 90-day average SOFR + 2.75%, 8.078%, 1/20/2028	255,549	256,907
		3,640,969
Energy 5.1%
AL GCX Holdings LLC, Term Loan B, 30-day average SOFR + 3.25%, 8.572%, 5/17/2029	723,624	727,966
AL NGPL Holdings LLC, Term Loan B, 90-day average SOFR + 3.25%, 8.556%, 4/13/2028	244,926	246,035
BCP Renaissance Parent LLC, Term Loan B, 90-day average SOFR + 3.5%, 8.829%, 10/31/2028	489,141	492,198
BIP PipeCo Holdings LLC, Term Loan B, 90-day average SOFR + 3.25%, 8.556%, 12/6/2030	600,000	603,300
Brazos Delaware II LLC, Term Loan B, 30-day average SOFR + 3.5%, 8.822%, 2/11/2030	281,250	283,078
Buckeye Partners LP, Term Loan B2, 30-day average SOFR + 2.0%, 7.329%, 11/22/2030	498,750	500,463
CQP Holdco LP, Fourth Amendment Term Loan, 90-day average SOFR + 3.0%, 8.302%, 12/31/2030	389,097	390,556
Freeport LNG Investments LLLP, Term Loan B, 90-day average SOFR + 3.5%, 9.086%, 12/21/2028	663,888	664,625
Gulf Finance LLC, Term Loan, 30-day average SOFR + 6.25%, 11.685% - 11.694%, 8/25/2026	251,459	252,627
Medallion Midland Acquisition LLC, Term Loan, 90-day average SOFR + 3.5%, 8.83%, 10/18/2028	173,527	174,840
NorthRiver Midstream Finance LP, Term Loan B, 90-day average SOFR + 2.5%, 7.802%, 8/16/2030	248,125	249,118
Oryx Midstream Services Permian Basin LLC, Term Loan B, 30-day average SOFR + 3.0%, 8.436%, 10/5/2028	788,446	794,292
Parkway Generation LLC:
Term Loan B, 90-day average SOFR + 4.75%, 10.341%, 2/18/2029	303,114	303,266
Term Loan C, 90-day average SOFR + 4.75%, 10.341%, 2/18/2029	40,713	40,734
Prairie ECI Acquiror LP, Term Loan, 30-day average SOFR + 4.75%, 10.079%, 8/1/2029	250,000	251,129
TerraForm Power Operating LLC, Term Loan B, 90-day average SOFR + 2.5%, 7.902%, 5/21/2029	127,035	127,670
TransMontaigne Operating Co. LP, Term Loan B, 30-day average SOFR + 3.5%, 8.944%, 11/17/2028	464,313	466,924
		6,568,821
The accompanying notes are an integral part of the financial statements.

6	|	DWS Floating Rate Fund

	Principal Amount ($)	Value ($)
Financials 9.1%
Acrisure LLC, Term Loan B, 1-month USD-LIBOR + 3.5%, 8.944%, 2/15/2027	708,756	710,085
Advisor Group, Inc., Term Loan, 30-day average SOFR + 4.0%, 9.329%, 8/17/2028	869,470	877,769
AmWINS Group, Inc., Term Loan B, 30-day average SOFR + 2.25%, 7.694%, 2/19/2028	535,089	536,836
Amynta Agency Borrower, Inc., First Lien Term Loan B, 90-day average SOFR + 4.25%, 9.552%, 2/28/2028	297,754	298,870
AqGen Island Holdings, Inc., Term Loan, 30-day average SOFR + 3.5%, 8.944%, 8/2/2028	99,738	100,019
Broadstreet Partners, Inc.:
Term Loan B, 90-day average SOFR + 3.0%, 8.444%, 1/27/2027	344,130	345,850
Term Loan B3, 30-day average SOFR + 3.75%, 9.079%, 1/27/2029	498,126	500,386
CPI Holdco B LLC, Term Loan, 90-day average SOFR + 2.0%, 7.321%, 5/17/2031	50,000	50,068
Deerfield Dakota Holding LLC, Term Loan B, 90-day average SOFR + 3.75%, 9.059%, 4/9/2027	386,173	386,762
Edelman Financial Center LLC:
Term Loan B, 4/7/2028 (b)	178,241	178,241
Term Loan B, 30-day average SOFR + 3.5%, 8.944%, 4/7/2028	452,455	453,323
Second Lien Term Loan, 30-day average SOFR + 6.75%, 12.194%, 7/20/2026	680,642	683,463
First Eagle Investment Management LLC, Term Loan B, 90-day average SOFR + 3.0%, 8.334%, 2/22/2029	500,000	499,445
Focus Financial Partners LLC, Term Loan B7, 30-day average SOFR + 2.75%, 8.079%, 6/30/2028	326,069	326,961
HUB International Ltd., Term Loan B, 90-day average SOFR + 3.25%, 8.575% - 8.579%, 6/20/2030	426,680	430,004
ION Trading Finance Ltd., Term Loan, 90-day average SOFR + 4.75%, 10.152%, 4/1/2028	243,125	243,689
Kestra Advisor Services Holdings A, Inc., Term Loan, 30-day average SOFR + 4.0%, 9.329%, 3/22/2031	100,000	100,725
NEXUS Buyer LLC:
Term Loan B, 30-day average SOFR + 3.75%, 9.179%, 11/9/2026	224,922	225,597
Term Loan B2, 30-day average SOFR + 4.5%, 9.829%, 12/13/2028	900,000	903,002
Second Lien Term Loan, 30-day average SOFR + 6.25%, 11.679%, 11/5/2029	278,770	278,770
Nuvei Technologies Corp., Term Loan, 30-day average SOFR + 3.0%, 8.429%, 12/19/2030	498,750	501,600
The accompanying notes are an integral part of the financial statements.

DWS Floating Rate Fund	|	7

	Principal Amount ($)	Value ($)
Sedgwick Claims Management Services, Inc., Term Loan B, 30-day average SOFR + 3.75%, 9.079%, 2/24/2028	924,294	930,131
Truist Insurance Holdings LLC, First Lien Term Loan, 90-day average SOFR + 3.25%, 8.586%, 5/6/2031	1,200,000	1,209,426
USI, Inc.:
Term Loan B, 90-day average SOFR + 3.0%, 8.302%, 11/22/2029	248,750	249,580
Acquisition Term Loan, 90-day average SOFR + 3.25%, 8.552%, 9/27/2030	199,000	199,728
VFH Parent LLC, Term Loan B, 30-day average SOFR + 3.0%, 8.429%, 1/13/2029	479,722	481,598
		11,701,928
Health Care 6.5%
ADMI Corp., Term Loan B3, 30-day average SOFR + 3.75%, 9.194%, 12/23/2027	149,616	146,100
Amneal Pharmaceuticals LLC, Term Loan B, 30-day average SOFR + 5.5%, 10.829%, 5/4/2028	823,553	833,337
Bracket Intermediate Holding Corp., Term Loan, 90-day average SOFR + 5.0%, 10.402%, 5/8/2028	248,125	249,720
CHG Healthcare Services, Inc., Term Loan, 30-day average SOFR + 3.25%, 8.694%, 9/29/2028	219,375	220,381
Embecta Corp., Term Loan B, 30-day average SOFR + 3.0%, 8.329%, 3/30/2029	283,348	267,442
eResearchTechnology, Inc., First Lien Term Loan, 30-day average SOFR + 4.5%, 9.93%, 2/4/2027	417,003	419,446
Gainwell Acquisition Corp., Term Loan B, 90-day average SOFR + 4.0%, 9.409%, 10/1/2027	1,052,891	1,026,132
Grifols Worldwide Operations USA, Inc., Term Loan B, 90-day average SOFR + 2.0%, 7.459%, 11/15/2027	230,469	229,159
Heartland Dental LLC, Term Loan, 4/28/2028 (b)	500,000	502,970
LifePoint Health, Inc., Term Loan B, 90-day average SOFR + 4.75%, 10.056%, 11/16/2028	575,486	580,455
Medical Solutions Holdings, Inc., First Lien Term Loan, 30-day average SOFR + 3.25%, 8.679%, 11/1/2028	220,683	179,084
National Mentor Holdings, Inc.:
Term Loan, 30-day average SOFR + 3.75%, 90-day average SOFR + 3.75%, 9.159% - 9.179%, 3/2/2028	216,910	209,047
Term Loan C, 90-day average SOFR + 3.75%, 9.159%, 3/2/2028	6,413	6,181
One Call Corp., Term Loan, 90-day average SOFR + 5.5%, 11.085%, 4/22/2027	99,744	93,977
Outcomes Group Holdings, Inc., Term Loan, 90-day average SOFR + 4.25%, 9.586%, 5/6/2031	500,000	503,908
Owens & Minor, Inc., Term Loan B, 30-day average SOFR + 3.75%, 9.179%, 3/29/2029	300,708	302,400
The accompanying notes are an integral part of the financial statements.

8	|	DWS Floating Rate Fund

	Principal Amount ($)	Value ($)
Pacific Dental Services LLC, Term Loan B, 30-day average SOFR + 3.25%, 8.567%, 3/15/2031	99,490	100,376
Radiology Partners, Inc., Term Loan B, 90-day average SOFR + 3.5%, 9.088%, 1/31/2029 PIK	700,870	672,180
Select Medical Corp., Term Loan B1, 30-day average SOFR + 3.0%, 8.329%, 3/6/2027	95,979	96,489
Southern Veterinary Partners LLC, Term Loan, 10/5/2027 (b)	500,000	501,878
Star Parent, Inc., Term Loan B, 90-day average SOFR + 4.0%, 9.309%, 9/27/2030	200,000	200,413
Surgery Center Holdings, Inc., Term Loan, 30-day average SOFR + 3.5%, 8.821%, 12/19/2030	500,220	503,544
U.S. Anesthesia Partners, Inc., Term Loan, 30-day average SOFR + 4.25%, 9.678%, 10/1/2028	438,750	427,472
		8,272,091
Industrials 17.8%
AI Aqua Merger Sub, Inc., First Lien Term Loan B, 30-day average SOFR + 3.75%, 9.32%, 7/31/2028	708,729	712,698
Allied Universal Holdco LLC, Term Loan B, 30-day average SOFR + 3.75%, 9.179%, 5/12/2028	231,843	232,134
Amentum Government Services Holdings LLC, Term Loan B, 30-day average SOFR + 4.0%, 9.444%, 1/29/2027	635,250	640,014
American Airlines, Inc., First Lien Term Loan, 90-day average SOFR + 1.75%, 7.074%, 1/29/2027	643,299	642,343
Arches Buyer, Inc., Term Loan B, 30-day average SOFR + 3.25%, 8.679%, 12/6/2027	937,942	905,114
Asurion LLC:
Term Loan B9, 30-day average SOFR + 3.25%, 8.694%, 7/31/2027	489,170	482,035
Term Loan B10, 30-day average SOFR + 4.0%, 9.429%, 8/19/2028	385,275	381,449
Second Lien Term Loan B3, 30-day average SOFR + 5.25%, 10.694%, 1/31/2028	500,000	472,187
Second Lien Term Loan B4, 30-day average SOFR + 5.25%, 10.694%, 1/20/2029	150,000	140,296
AVSC Holding Corp.:
Term Loan B1, 30-day average SOFR + 3.25%, 8.666%, 3/3/2025 PIK	372,676	371,692
Term Loan B2, 30-day average SOFR + 5.5%, 9.916%, 10/15/2026 PIK	200,355	201,232
AZZ, Inc., Term Loan B, 30-day average SOFR + 3.25%, 8.579%, 5/13/2029	292,385	294,760
Bingo Industries Ltd., Term Loan, 90-day average SOFR + 3.5%, 9.071%, 7/14/2028	429,000	393,500
The accompanying notes are an integral part of the financial statements.

DWS Floating Rate Fund	|	9

	Principal Amount ($)	Value ($)
Brown Group Holding LLC:
Term Loan B, 30-day average SOFR + 2.75%, 8.179%, 6/7/2028	548,609	550,935
Term Loan B2, 90-day average SOFR + 3.0%, 8.329% - 8.347%, 7/2/2029	387,504	389,552
Cimpress U.S.A., Inc., Term Loan B, 30-day average SOFR + 3.0%, 8.329%, 5/17/2028	300,000	300,564
Covanta Holding Corp.:
Term Loan B, 30-day average SOFR + 2.5%, 7.829%, 11/30/2028	258,090	259,058
Term Loan C, 30-day average SOFR + 2.5%, 7.829%, 11/30/2028	5,428	5,449
CP Atlas Buyer, Inc., Term Loan B, 30-day average SOFR + 3.75%, 9.179%, 11/23/2027	269,547	267,947
Crosby U.S. Acquisition Corp., Term Loan B, 30-day average SOFR + 4.0%, 9.329%, 8/16/2029	399,000	403,116
Dynasty Acquisition Co., Inc.:
Term Loan B1, 30-day average SOFR + 3.5%, 8.829%, 8/24/2028	653,181	659,380
Term Loan B2, 30-day average SOFR + 3.5%, 8.829%, 8/24/2028	251,850	254,240
Employbridge Holding Co., Term Loan B, 90-day average SOFR + 4.75%, 10.314% - 10.321%, 7/19/2028	99,744	72,546
Emrld Borrower LP, Term Loan B, 30-day average SOFR + 2.5%, 7.829%, 5/31/2030	92,321	93,020
Engineered Machinery Holdings, Inc., Second Lien Term Loan, 90-day average SOFR + 6.5%, 12.071%, 5/21/2029 (c)	750,000	753,750
Filtration Group Corp., Term Loan, 30-day average SOFR + 4.25%, 9.68%, 10/21/2028	572,421	575,822
Garda World Security Corp., Term Loan B, 90-day average SOFR + 4.25%, 9.583%, 2/1/2029	633,922	640,816
Genesee & Wyoming, Inc. (New), Term Loan B, 4/10/2031 (b)	212,000	212,723
Heritage-Crystal Clean, Inc., Term Loan B, 90-day average SOFR + 4.5%, 9.829%, 10/17/2030	500,000	501,485
Hillman Group, Inc., Term Loan B1, 30-day average SOFR + 2.75%, 7.575%, 7/14/2028	175,498	176,019
Kaman Corp., Term Loan, 90-day average SOFR + 3.5%, 8.827%, 4/21/2031	500,000	504,220
Kenan Advantage Group, Inc., Term Loan B3, 30-day average SOFR + 3.75%, 9.079%, 1/25/2029	873,361	874,016
LaserShip, Inc., Term Loan, 90-day average SOFR + 4.5%, 10.071%, 5/7/2028	698,210	621,215
Madison IAQ LLC, Term Loan, 30-day average SOFR + 3.25%, 8.685%, 6/21/2028	344,053	345,193
The accompanying notes are an integral part of the financial statements.

10	|	DWS Floating Rate Fund

	Principal Amount ($)	Value ($)
Mileage Plus Holdings LLC, Term Loan B, 90-day average SOFR + 5.25%, 10.733%, 6/21/2027	277,439	284,123
Nielsen Consumer, Inc., Fifth Amendment Term Loan, 30-day average SOFR + 6.25%, 11.579%, 3/6/2028	227,282	227,851
Peraton Corp.:
Term Loan B, 30-day average SOFR + 3.75%, 9.179%, 2/1/2028	1,238,895	1,241,968
Second Lien Term Loan B1, 90-day average SOFR + 7.75%, 13.177%, 2/1/2029	314,579	317,135
Pre-Paid Legal Services, Inc., Term Loan, 12/15/2028 (b)	749,941	750,275
Rand Parent LLC, Term Loan B, 90-day average SOFR + 4.25%, 9.559%, 3/17/2030	387,090	389,147
Resideo Funding, Inc., Term Loan B, 5/21/2031 (b)	59,000	59,295
Sabre GLBL, Inc., First Lien Term Loan B, 30-day average SOFR + 5.0%, 10.429%, 6/30/2028	627,501	578,380
Solis IV BV, Term Loan B1, 90-day average SOFR + 3.5%, 8.836%, 2/26/2029	790,614	788,779
Spirit Aerosystems, Inc., Term Loan, 90-day average SOFR + 4.25%, 9.58%, 1/15/2027	147,750	148,840
Titan Acquisition Ltd., Term Loan B, 180-day average SOFR + 5.0%, 10.326%, 2/1/2029	692,256	698,317
TK Elevator U.S. Newco, Inc., Term Loan B, 90-day average SOFR + 3.5%, 8.791%, 4/30/2030	543,778	548,055
TransDigm, Inc.:
Term Loan I, 90-day average SOFR + 2.75%, 8.059%, 8/24/2028	1,007,136	1,012,851
Term Loan K, 90-day average SOFR + 2.75%, 8.059%, 3/22/2030	633,064	636,549
Term Loan J, 90-day average SOFR + 3.25%, 8.559%, 2/28/2031	124,688	125,327
TruGreen Limited Partnership, Term Loan, 30-day average SOFR + 4.0%, 9.429%, 11/2/2027	149,613	141,385
WIN Waste Innovations Holdings, Inc., Term Loan B, 30-day average SOFR + 2.75%, 8.194%, 3/24/2028	598,462	559,936
		22,838,733
Information Technology 15.0%
Adeia, Inc., Term Loan, 90-day average SOFR + 3.0%, 8.32%, 6/8/2028	239,076	239,823
Applied Systems, Inc., First Lien Term Loan, 90-day average SOFR + 3.5%, 8.809%, 2/24/2031	250,000	252,490
Athenahealth Group, Inc., Term Loan B, 30-day average SOFR + 3.25%, 8.579%, 2/15/2029	1,293,924	1,294,014
Banff Merger Sub, Inc., Term Loan, 30-day average SOFR + 4.25%, 9.579%, 12/29/2028	897,705	905,403
The accompanying notes are an integral part of the financial statements.

DWS Floating Rate Fund	|	11

	Principal Amount ($)	Value ($)
Camelot U.S. Acquisition LLC, Term Loan B, 30-day average SOFR + 2.75%, 8.079%, 1/31/2031	1,586,769	1,589,943
Cast & Crew Payroll LLC, Term Loan, 30-day average SOFR + 3.75%, 9.079%, 12/29/2028	500,000	502,930
Central Parent, Inc., Term Loan B, 90-day average SOFR + 3.25%, 8.577%, 7/6/2029	200,000	201,876
Cloud Software Group, Inc., Term Loan B, 60-day average SOFR + 4.5%, 90-day average SOFR + 4.5%, 9.909%, 3/30/2029	1,191,721	1,197,680
CommerceHub, Inc., Term Loan B, 90-day average SOFR + 4.0%, 9.477%, 12/29/2027	47,405	43,701
CoreLogic, Inc., Term Loan, 30-day average SOFR + 3.5%, 8.825%, 6/2/2028	245,825	243,213
Cornerstone OnDemand, Inc., Term Loan, 30-day average SOFR + 3.75%, 9.194%, 10/16/2028	460,600	445,918
Cotiviti Corp., Term Loan, 60-day average SOFR + 3.25%, 8.563%, 5/1/2031	1,000,000	1,005,630
Cvent, Inc., Term Loan B, 90-day average SOFR + 3.25%, 8.57%, 6/17/2030	219,816	221,052
Dun & Bradstreet Corp., Term Loan B, 30-day average SOFR + 2.75%, 8.075%, 1/18/2029	669,000	672,021
ECI Macola Max Holding LLC, Term Loan B, 90-day average SOFR + 2.75%, 9.052%, 5/31/2030	208,065	209,593
Endure Digital, Inc., Term Loan, 30-day average SOFR + 3.5%, 8.935%, 2/10/2028	916,893	861,164
GTCR W Merger Sub LLC, Term Loan B, 30-day average SOFR + 3.0%, 8.309%, 1/31/2031	550,000	553,017
Idera, Inc., Term Loan, 90-day average SOFR + 3.75%, 9.227%, 3/2/2028	210,975	211,840
I-Logic Technologies Bidco Ltd., Term Loan B, 90-day average SOFR + 4.0%, 9.452%, 2/16/2028	294,531	295,942
Imagine Learning LLC, Term Loan, 30-day average SOFR + 3.5%, 8.829%, 12/21/2029	208,550	208,909
Ivanti Software, Inc.:
Term Loan B, 90-day average SOFR + 4.0%, 9.555%, 12/1/2027	557,122	489,106
Term Loan B, 90-day average SOFR + 4.25%, 9.814%, 12/1/2027	419,293	369,288
McAfee LLC, Term Loan B, 30-day average SOFR + 3.75%, 9.163%, 3/1/2029	962,426	964,414
Mitchell International, Inc., Term Loan B, 30-day average SOFR + 3.75%, 9.194%, 10/15/2028	637,000	639,258
Modena Buyer LLC, Term Loan, 4/18/2031 (b)	750,000	735,154
Neptune Bidco U.S., Inc., Term Loan B, 90-day average SOFR + 5.0%, 10.406%, 4/11/2029	309,964	297,952
Particle Investments SARL, Term Loan B, 30-day average SOFR + 4.0%, 8.328%, 3/28/2031	150,000	151,031
The accompanying notes are an integral part of the financial statements.

12	|	DWS Floating Rate Fund

	Principal Amount ($)	Value ($)
Polaris Newco LLC, Term Loan B, 90-day average SOFR + 4.0%, 9.591%, 6/2/2028	412,291	413,027
Presidio Holdings, Inc., Term Loan B, 30-day average SOFR + 3.5%, 90-day average SOFR + 3.5%, 8.929% - 8.93%, 1/22/2027	80,426	80,594
Project Alpha Intermediate Holding, Inc., First Lien Term Loan B, 90-day average SOFR + 4.75%, 10.08%, 10/28/2030	200,000	201,572
Proofpoint, Inc., First Lien Term Loan, 30-day average SOFR + 3.25%, 8.68%, 8/31/2028	524,037	526,102
Quest Software US Holdings, Inc., Term Loan, 90-day average SOFR + 4.25%, 9.73%, 2/1/2029	298,607	223,303
Red Planet Borrower LLC, Term Loan B, 30-day average SOFR + 3.5%, 8.929%, 10/2/2028	249,361	246,000
Severin Acquisition LLC, Term Loan B, 90-day average SOFR + 3.0%, 8.33%, 8/1/2027	262	263
Skopima Merger Sub, Inc., Term Loan B, 30-day average SOFR + 4.0%, 9.444%, 5/12/2028	138,363	138,377
Sovos Compliance LLC, Term Loan, 8/11/2028 (b)	500,000	495,158
UKG, Inc., Term Loan B, 30-day average SOFR + 3.5%, 8.82%, 2/10/2031	770,410	777,116
Verifone Systems, Inc., First Lien Term Loan, 90-day average SOFR + 4.0%, 9.598%, 8/20/2025	189,106	163,735
ViaSat, Inc., Term Loan, 30-day average SOFR + 4.5%, 9.829%, 3/2/2029	191,617	176,767
Vision Solutions, Inc., Term Loan, 90-day average SOFR + 4.25%, 9.841%, 4/24/2028	746,174	742,909
VS Buyer LLC, Term Loan B, 30-day average SOFR + 3.25%, 8.571%, 4/14/2031	248,061	250,155
		19,237,440
Materials 10.9%
Albaugh LLC, Term Loan B, 30-day average SOFR + 3.75%, 90-day average SOFR + 3.75%, 9.08% - 9.08%, 4/6/2029	392,000	384,748
Altium Packaging LLC, Term Loan B, 30-day average SOFR + 2.75%, 8.18%, 2/3/2028	644,414	646,473
American Rock Salt Co. LLC, Term Loan, 90-day average SOFR + 4.0%, 9.609%, 6/9/2028	149,615	136,742
AMG Critical Materials NV, Term Loan B, 30-day average SOFR + 3.5%, 8.944%, 11/30/2028	293,250	293,250
Arsenal AIC Parent LLC, Term Loan B, 30-day average SOFR + 3.75%, 9.079%, 8/18/2030	995,006	1,005,270
Aruba Investments Holdings LLC, Term Loan, 30-day average SOFR + 4.0%, 9.429%, 11/24/2027	602,419	599,406
Berlin Packaging LLC, Term Loan B5, 30-day average SOFR + 3.75%, 90-day average SOFR + 3.75%, 9.178% - 9.321%, 3/11/2028	438,750	440,123
The accompanying notes are an integral part of the financial statements.

DWS Floating Rate Fund	|	13

	Principal Amount ($)	Value ($)
Charter NEX U.S., Inc., Term Loan B, 30-day average SOFR + 3.5%, 8.829%, 12/1/2027	416,025	418,411
Chemours Co., Term Loan B, 30-day average SOFR + 3.5%, 8.829%, 8/18/2028	591,706	596,517
Clydesdale Acquisition Holdings, Inc., Term Loan B, 30-day average SOFR + 3.68%, 9.104%, 4/13/2029	495,462	498,653
GEON Performance Solutions LLC, Term Loan, 90-day average SOFR + 4.25%, 9.571%, 8/18/2028	223,275	224,950
Illuminate Buyer LLC, Term Loan B, 30-day average SOFR + 3.5%, 8.944%, 12/31/2029	368,980	371,616
INEOS Enterprises Holdings U.S. Finco LLC, First Lien Term Loan B, 90-day average SOFR + 3.75%, 9.197%, 7/8/2030	452,787	455,699
Ineos U.S. Finance LLC:
Term Loan B, 30-day average SOFR + 3.5%, 8.929%, 2/18/2030	321,291	322,764
Term Loan B, 30-day average SOFR + 3.75%, 9.179%, 11/8/2027	246,207	247,336
Innophos, Inc., Term Loan B, 30-day average SOFR + 3.25%, 8.944%, 2/5/2027	349,757	348,707
Iris Holding, Inc., Term Loan, 90-day average SOFR + 4.75%, 10.18%, 6/28/2028	99,747	95,888
Jadex, Inc., Term Loan, 30-day average SOFR + 4.75%, 10.194%, 2/18/2028	385,767	372,747
LSF11 A5 Holdco LLC:
Term Loan, 30-day average SOFR + 3.5%, 8.944%, 10/15/2028	516,722	518,579
Term Loan B, 30-day average SOFR + 4.25%, 9.679%, 10/15/2028	99,250	99,685
Mauser Packaging Solutions Holding Co., Term Loan B, 30-day average SOFR + 3.5%, 8.813%, 4/15/2027	450,450	452,281
Nouryon Finance BV:
Term Loan B, 30-day average SOFR + 3.5%, 8.82%, 4/3/2028	248,125	250,606
Term Loan B, 90-day average SOFR + 3.5%, 8.826%, 4/3/2028	1,249,907	1,260,325
Olympus Water U.S. Holding Corp., Term Loan B, 90-day average SOFR + 3.75%, 9.321%, 11/9/2028	149,237	150,067
PMHC II, Inc., Term Loan B, 90-day average SOFR + 4.25%, 9.706%, 4/23/2029	100,000	98,889
Pretium Packaging LLC, Second Out Term Loan A1, 90-day average SOFR + 4.6%, 8.524%, 10/2/2028 PIK	903,157	789,887
Pretium PKG Holdings, Inc., Second Lien Term Loan, 10/1/2029 (b)	100,000	60,023
Proampac PG Borrower LLC, Term Loan, 90-day average SOFR + 4.0%, 9.322% - 9.329%, 9/15/2028	483,818	487,628
The accompanying notes are an integral part of the financial statements.

14	|	DWS Floating Rate Fund

	Principal Amount ($)	Value ($)
Reynolds Group Holdings, Inc., Term Loan B, 30-day average SOFR + 3.25%, 8.68%, 9/24/2028	138,750	139,277
TricorBraun Holdings, Inc., Term Loan, 30-day average SOFR + 3.25%, 8.694%, 3/3/2028	881,948	881,525
Trident TPI Holdings, Inc.:
Term Loan B6, 90-day average SOFR + 4.0%, 9.302%, 9/15/2028	198,500	199,481
Term Loan B3, 90-day average SOFR + 4.0%, 9.571%, 9/15/2028	429,304	430,884
U.S. Silica Co., Term Loan B, 30-day average SOFR + 4.0%, 9.329%, 3/25/2030	245,970	247,687
Windsor Holdings III LLC, Term Loan B, 30-day average SOFR + 4.0%, 9.32%, 8/1/2030	447,753	453,585
		13,979,709
Real Estate 1.1%
Iron Mountain, Inc., Term Loan B, 30-day average SOFR + 2.25%, 7.579%, 1/31/2031	1,346,375	1,347,499
Utilities 2.9%
Astoria Energy LLC, Term Loan B, 30-day average SOFR + 3.5%, 8.93%, 12/10/2027	360,217	362,218
Calpine Construction Finance Co. LP, Term Loan B, 30-day average SOFR + 2.25%, 7.579%, 7/31/2030	110,941	111,226
Edgewater Generation LLC, Term Loan, 30-day average SOFR + 3.75%, 9.194%, 12/13/2025	493,774	493,633
EFS Cogen Holdings I LLC, Term Loan B, 90-day average SOFR + 3.5%, 9.08%, 10/1/2027	742,142	746,250
ExGen Renewables IV LLC, Term Loan, 90-day average SOFR + 2.5%, 8.109%, 12/15/2027	361,284	362,715
Generation Bridge Northeast LLC, Term Loan B, 30-day average SOFR + 3.5%, 8.829%, 8/22/2029	249,897	252,500
Granite Generation LLC, Term Loan B, 30-day average SOFR + 3.75%, 9.194%, 11/9/2026	490,960	493,074
NGL Energy Partners LP, Term Loan B, 30-day average SOFR + 4.5%, 9.829%, 2/2/2031	500,000	504,462
Pacific Gas & Electric Co., Term Loan B1, 30-day average SOFR + 3.0%, 7.829%, 6/23/2027	100,000	100,594
Vistra Zero Operating Co. LLC, Term Loan B, 30-day average SOFR + 2.75%, 8.075%, 4/30/2031	228,000	229,795
		3,656,467
Total Loan Participations and Assignments (Cost $113,467,684)		113,981,544
The accompanying notes are an integral part of the financial statements.

DWS Floating Rate Fund	|	15

	Principal Amount ($)	Value ($)
Corporate Bonds 0.5%
Communication Services 0.2%
Clear Channel Outdoor Holdings, Inc., 144A, 5.125%, 8/15/2027	250,000	236,175
Industrials 0.3%
American Airlines, Inc., 144A, 5.5%, 4/20/2026	266,667	264,146
Prime Security Services Borrower LLC, 144A, 6.25%, 1/15/2028	100,000	98,174
		362,320
Total Corporate Bonds (Cost $608,719)		598,495

	Shares	Value ($)
Common Stocks 0.0%
Communication Services
iHeartMedia, Inc. “A” *	1,111	1,028
Windstream Holdings, Inc.* (d)	551	7,425
Total Common Stocks (Cost $25,508)		8,453
Warrants 0.0%
Communication Services
iHeartMedia, Inc., Expiration Date 5/1/2039* (Cost $151,344)	8,350	15,656
Closed-End Investment Companies 0.9%
Nuveen Credit Strategies Income Fund (Cost $1,192,243)	214,669	1,195,706
Exchange-Traded Funds 6.8%
First Trust Senior Loan ETF	216	9,943
Invesco Senior Loan ETF	225,819	4,769,297
Janus Henderson AAA CLO ETF	1,994	101,554
SPDR Blackstone Senior Loan ETF	90,662	3,815,964
Total Exchange-Traded Funds (Cost $8,701,752)		8,696,758
Cash Equivalents 5.4%
DWS Central Cash Management Government Fund, 5.35% (e) (Cost $6,943,509)	6,943,509	6,943,509

The accompanying notes are an integral part of the financial statements.

16	|	DWS Floating Rate Fund

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $131,090,759)	102.6	131,440,121
Other Assets and Liabilities, Net	(2.6)	(3,338,209)
Net Assets	100.0	128,101,912
A summary of the Fund’s transactions with affiliated investments during the year ended May 31, 2024 are as follows:
Value ($) at 5/31/2023	Pur- chases Cost ($)	Sales Proceeds ($)	Net Real- ized Gain/ (Loss) ($)	Net Change in Unreal- ized Appreci- ation (Depreci- ation) ($)	Income ($)	Capital Gain Distri- butions ($)	Number of Shares at 5/31/2024	Value ($) at 5/31/2024
Exchange-Traded Funds 0.0%
Xtrackers USD High Yield Corporate Bond ETF (f)
592,284	—	617,358	(76,108)	101,182	27,719	—	—	—
Cash Equivalents 5.4%
DWS Central Cash Management Government Fund, 5.35% (e)
155,553	101,680,973	94,893,017	—	—	365,947	—	6,943,509	6,943,509
747,837	101,680,973	95,510,375	(76,108)	101,182	393,666	—	6,943,509	6,943,509

*	Non-income producing security.
(a)
Senior loans in the Fund’s portfolio generally are subject to mandatory and/or optional payment. As a result, the actual remaining maturity of senior loans in the Fund’s portfolio may be substantially less than the stated maturities shown in this report.
Senior loans pay interest at a rate which may be fixed or may vary based on a published reference rate and spread and are shown at their current rate as of May 31, 2024.
Senior loans with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

(b)	All or a portion of the security represents unsettled loan commitments at May 31, 2024 where the rate will be determined at the time of settlement.
(c)	Investment was valued using significant unobservable inputs.
(d)
The Fund may purchase securities that are subject to legal or contractual restrictions on resale (“restricted securities” ). Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of
1933. The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security. Moreover, if adverse market conditions were to develop during the period between the Fund’s decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund. The future value of these securities is uncertain and there may be changes in the estimated value of these securities.

The accompanying notes are an integral part of the financial statements.

DWS Floating Rate Fund	|	17

Schedule of Restricted Securities	Acquisition Date	Cost ($)	Value ($)	Value as % of Net Assets
Windstream Holdings, Inc.	6/9/23	5,510	7,425	0.0

(e)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(f)	Affiliated fund managed by DBX Advisors LLC.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

CLO: Collateralized Loan Obligation
CPI: Consumer Price Index
PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
SOFR: Secured Overnight Financing Rate
SPDR: Standard & Poor’s Depositary Receipt
LIBOR: London Interbank Offered Rate, a common benchmark rate previously used for certain floating rate securities, has been phased out as of the end of 2021 for most maturities and currencies. As of the end of June 2023, certain remaining widely used US Dollar LIBOR rates that were published for an additional period of time to assist with the transition were also phased out. In addition, to aid in the transition, the Financial Conduct Authority in the United Kingdom, LIBOR’s regulator, has required the continued publishing of certain “synthetic”  US Dollar LIBOR rates for a period of 15 months after June 30, 2023 for use in certain cases. The transition process from LIBOR to Secure Overnight Financing Rate (SOFR) for US Dollar LIBOR rates has become increasingly well defined, especially following the signing of the federal Adjustable Interest Rate Act in March 2022, and the adoption of implementing regulations in December 2022, which replaced LIBOR-based benchmark rates in instruments with no, or insufficient, alternative rate-setting provisions with a SOFR-based rate following the cessation of LIBOR. There is no assurance that the composition or characteristics of any such alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that it will have the same volume or liquidity as did LIBOR prior to its discontinuance or unavailability, which may affect the value or liquidity or return on certain of the Fund’s investments.
The accompanying notes are an integral part of the financial statements.

18	|	DWS Floating Rate Fund

Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of May 31, 2024 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Loan Participations and Assignments (a)	$—	$113,227,794	$753,750	$113,981,544
Corporate Bonds (a)	—	598,495	—	598,495
Common Stocks
Communication Services	1,028	7,425	—	8,453
Warrants	—	15,656	—	15,656
Closed-End Investment Companies	1,195,706	—	—	1,195,706
Exchange-Traded Funds	8,696,758	—	—	8,696,758
Short-Term Investments	6,943,509	—	—	6,943,509
Total	$16,837,001	$113,849,370	$753,750	$131,440,121

(a)	See Investment Portfolio for additional detailed categorizations.
The accompanying notes are an integral part of the financial statements.

DWS Floating Rate Fund	|	19

Statement of Assets and Liabilities
as of May 31, 2024

Assets
Investment in securities, at value (cost $124,147,250)	$124,496,612
Investment in affiliated securities, at value (cost $6,943,509)	6,943,509
Cash	67,314
Receivable for investments sold	1,714,147
Receivable for Fund shares sold	402
Dividends receivable	11,592
Interest receivable	738,674
Other assets	46,469
Total assets	134,018,719
Liabilities
Payable for investments purchased	5,666,176
Payable for Fund shares redeemed	33,204
Accrued management fee	31,863
Accrued Trustees' fees	1,882
Other accrued expenses and payables	183,682
Total liabilities	5,916,807
Net assets, at value	$128,101,912
Net Assets Consist of
Distributable earnings (loss)	(276,102,177)
Paid-in capital	404,204,089
Net assets, at value	$128,101,912
The accompanying notes are an integral part of the financial statements.

20	|	DWS Floating Rate Fund

Statement of Assets and Liabilities as of May 31, 2024 (continued)

Net Asset Value
Class A
Net Asset Value and redemption price per share ($49,492,706 ÷ 6,476,150 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$7.64
Maximum offering price per share (100 ÷ 97.25 of $7.64)	$7.86
Class C
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($1,801,503 ÷ 234,447 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$7.68
Class S
Net Asset Value, offering and redemption price per share ($18,954,540 ÷ 2,481,881 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$7.64
Institutional Class
Net Asset Value, offering and redemption price per share ($57,853,163 ÷ 7,570,573 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$7.64
The accompanying notes are an integral part of the financial statements.

DWS Floating Rate Fund	|	21

Statement of Operations
for the year ended May 31, 2024

Investment Income
Income:
Interest	$11,534,153
Dividends	396,310
Income distributions from affiliated securities	393,666
Total income	12,324,129
Expenses:
Management fee	717,198
Administration fee	126,487
Services to shareholders	116,859
Distribution and service fees	149,723
Custodian fee	102,182
Audit fee	74,314
Legal fees	24,226
Reports to shareholders	37,246
Registration fees	79,004
Trustees' fees and expenses	7,637
Other	21,517
Total expenses before expense reductions	1,456,393
Expense reductions	(318,151)
Total expenses after expense reductions	1,138,242
Net investment income	11,185,887
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Sale of affiliated investments	(76,108)
Sale of non-affiliated investments	(2,205,859)
Payments by affiliates (see Note G)	13,294
(2,268,673)
Change in net unrealized appreciation (depreciation) on:
Affiliated investments	101,182
Non-affiliated investments	5,544,435
Unfunded loan commitments	5,794
5,651,411
Net gain (loss)	3,382,738
Net increase (decrease) in net assets resulting from operations	$14,568,625
The accompanying notes are an integral part of the financial statements.

22	|	DWS Floating Rate Fund

Statements of Changes in Net Assets
	Years Ended May 31,
Increase (Decrease) in Net Assets	2024	2023
Operations:
Net investment income	$11,185,887	$9,178,314
Net realized gain (loss)	(2,268,673)	(4,498,034)
Change in net unrealized appreciation (depreciation)	5,651,411	1,421,528
Net increase (decrease) in net assets resulting from operations	14,568,625	6,101,808
Distributions to shareholders:
Class A	(4,432,738)	(3,369,604)
Class C	(147,477)	(171,704)
Class R6	(1,436)*	(1,146)
Class S	(1,606,059)	(1,108,791)
Institutional Class	(5,050,479)	(3,520,828)
Total distributions	(11,238,189)	(8,172,073)
Fund share transactions:
Proceeds from shares sold	16,737,227	15,895,341
Reinvestment of distributions	10,808,503	7,822,731
Payments for shares redeemed	(32,577,209)	(37,092,753)
Net increase (decrease) in net assets from Fund share transactions	(5,031,479)	(13,374,681)
Increase (decrease) in net assets	(1,701,043)	(15,444,946)
Net assets at beginning of period	129,802,955	145,247,901
Net assets at end of period	$128,101,912	$129,802,955

*	For the period from June 1, 2023 to March 25, 2024 (Class R6 liquidation date).

The accompanying notes are an integral part of the financial statements.

DWS Floating Rate Fund	|	23

Financial Highlights
DWS Floating Rate Fund — Class A
	Years Ended May 31,
	2024	2023	2022	2021	2020
Selected Per Share Data
Net asset value, beginning of period	$7.45	$7.55	$7.95	$7.54	$8.09
Income (loss) from investment operations:
Net investment income[a]	.64	.50	.25	.26	.32
Net realized and unrealized gain (loss)	.20	(.15 )	(.40 )	.41	(.52 )
Total from investment operations	.84	.35	(.15 )	.67	(.20 )
Less distributions from:
Net investment income	(.65 )	(.45 )	(.25 )	(.26 )	(.35 )
Net asset value, end of period	$7.64	$7.45	$7.55	$7.95	$7.54
Total Return (%)[b,c]	11.68	4.73	(1.99)	8.99	(2.52)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	49	54	61	67	55
Ratio of expenses before expense reductions (%)	1.27	1.25	1.23	1.22	1.27
Ratio of expenses after expense reductions (%)	1.00	1.00	1.03	1.01	1.00
Ratio of net investment income (%)	8.45	6.64	3.21	3.28	4.07
Portfolio turnover rate (%)	66	20	32	60	44

[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
[c]	Total return would have been lower had certain expenses not been reduced.
The accompanying notes are an integral part of the financial statements.

24	|	DWS Floating Rate Fund

DWS Floating Rate Fund — Class C
	Years Ended May 31,
	2024	2023	2022	2021	2020
Selected Per Share Data
Net asset value, beginning of period	$7.49	$7.59	$7.99	$7.58	$8.13
Income (loss) from investment operations:
Net investment income[a]	.59	.42	.19	.20	.27
Net realized and unrealized gain (loss)	.20	(.13 )	(.40 )	.41	(.53 )
Total from investment operations	.79	.29	(.21 )	.61	(.26 )
Less distributions from:
Net investment income	(.60 )	(.39 )	(.19 )	(.20 )	(.29 )
Net asset value, end of period	$7.68	$7.49	$7.59	$7.99	$7.58
Total Return (%)[b,c]	10.82	3.95	(2.70)	8.14	(3.21)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	2	2	6	10	35
Ratio of expenses before expense reductions (%)	2.07	2.05	2.00	1.99	2.03
Ratio of expenses after expense reductions (%)	1.75	1.76	1.78	1.76	1.75
Ratio of net investment income (%)	7.70	5.58	2.46	2.53	3.35
Portfolio turnover rate (%)	66	20	32	60	44

[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
[c]	Total return would have been lower had certain expenses not been reduced.
The accompanying notes are an integral part of the financial statements.

DWS Floating Rate Fund	|	25

DWS Floating Rate Fund — Class S
	Years Ended May 31,
	2024	2023	2022	2021	2020
Selected Per Share Data
Net asset value, beginning of period	$7.45	$7.55	$7.94	$7.53	$8.08
Income (loss) from investment operations:
Net investment income[a]	.66	.51	.26	.27	.34
Net realized and unrealized gain (loss)	.19	(.15 )	(.39 )	.41	(.53 )
Total from investment operations	.85	.36	(.13 )	.68	(.19 )
Less distributions from:
Net investment income	(.66 )	(.46 )	(.26 )	(.27 )	(.36 )
Net asset value, end of period	$7.64	$7.45	$7.55	$7.94	$7.53
Total Return (%)[b]	11.85	4.89	(1.72)	9.16	(2.38)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	19	18	19	26	31
Ratio of expenses before expense reductions (%)	1.11	1.09	1.06	1.05	1.10
Ratio of expenses after expense reductions (%)	.82	.85	.88	.86	.85
Ratio of net investment income (%)	8.63	6.79	3.36	3.43	4.25
Portfolio turnover rate (%)	66	20	32	60	44

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
The accompanying notes are an integral part of the financial statements.

26	|	DWS Floating Rate Fund

DWS Floating Rate Fund — Institutional Class
	Years Ended May 31,
	2024	2023	2022	2021	2020
Selected Per Share Data
Net asset value, beginning of period	$7.45	$7.55	$7.95	$7.54	$8.08
Income (loss) from investment operations:
Net investment income[a]	.66	.52	.27	.28	.34
Net realized and unrealized gain (loss)	.20	(.15 )	(.40 )	.41	(.51 )
Total from investment operations	.86	.37	(.13 )	.69	(.17 )
Less distributions from:
Net investment income	(.67 )	(.47 )	(.27 )	(.28 )	(.37 )
Net asset value, end of period	$7.64	$7.45	$7.55	$7.95	$7.54
Total Return (%)[b]	11.96	4.99	(1.75)	9.12	(2.15)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	58	56	59	59	44
Ratio of expenses before expense reductions (%)	.94	.93	.90	.89	.97
Ratio of expenses after expense reductions (%)	.75	.75	.78	.76	.75
Ratio of net investment income (%)	8.70	6.94	3.47	3.53	4.31
Portfolio turnover rate (%)	66	20	32	60	44

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
The accompanying notes are an integral part of the financial statements.

DWS Floating Rate Fund	|	27

Notes to Financial Statements
A.
Organization and Significant Accounting Policies
DWS Floating Rate Fund (the “Fund” ) is a diversified series of Deutsche DWS Portfolio Trust (the “Trust” ), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act” ), as an open-end investment management company organized as a Massachusetts business trust.
The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are subject to an initial sales charge. Class C shares are not subject to an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares automatically convert to Class A shares in the same fund after 8 years, provided that the Fund or the financial intermediary through which the shareholder purchased the Class C shares has records verifying that the Class C shares have been held for at least 8 years. Class R6 shares are not subject to initial or contingent deferred sales charges and are generally available only to certain qualifying plans and programs. Upon the recommendation of the Advisor, the Fund’s Board of Trustees authorized the termination and liquidation of Class R6 Shares, effective on March 25, 2024. Class S shares are not subject to initial or contingent deferred sales charges and are available through certain intermediary relationships with financial services firms, or can be purchased by establishing an account directly with the Fund’s transfer agent. Institutional Class shares are not subject to initial or contingent deferred sales charges and are generally available only to qualified institutions.
Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.
The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” ) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

28	|	DWS Floating Rate Fund

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.
The Fund’s Board has designated DWS Investment Management Americas, Inc. (the “Advisor” ) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Advisor’s Pricing Committee (the “Pricing Committee” ) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
Senior loans are valued by independent pricing services approved by the Pricing Committee, whose valuations are intended to reflect the average of broker supplied quotes representing mean between the bid and asked prices. If the pricing services are unable to provide valuations, the securities are valued at the mean of the most recent bid and asked quotations or evaluated price, as applicable, obtained from one or more broker-dealers. Certain securities may be valued on the basis of a price provided by a single source or broker-dealer. No active trading market may exist for some senior loans, and they may be subject to restrictions on resale. The inability to dispose of senior loans in a timely fashion could result in losses. Senior loans are generally categorized as Level 2.
Other debt securities are valued at prices supplied by independent pricing services approved by the Pricing Committee. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, prepayment speeds and other data, as well as broker quotes. If the pricing services are unable to provide valuations, debt securities are valued at the average of the most recent reliable bid quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.
Equity securities and exchange-traded funds (“ETFs” ) are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Equity securities or ETFs for which no sales are reported are valued at the

DWS Floating Rate Fund	|	29

calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities and ETFs are generally categorized as Level 1.
Closed-end investment companies are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Closed-end investment companies for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Closed-end investment companies are generally categorized as Level 1.
Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.
Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Pricing Committee and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.
Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.
Senior Loans. Senior loans are portions of loans originated by banks and sold in pieces to investors. These U.S. dollar-denominated fixed and floating rate loans (“Loans” ) in which the Fund invests are arranged through private negotiations between the borrower and one or more financial institutions (“Lenders” ). The Fund invests in such Loans in the form of participations in Loans (“Participations” ) or assignments of all or a portion of loans from third parties (“Assignments” ). Participations typically result in the Fund having a contractual relationship only with the Lender,

30	|	DWS Floating Rate Fund

not with the borrower. The Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, nor any rights of set-off against the borrower, and the Fund will not benefit directly from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Fund assumes the credit risk of both the borrower and the Lender that is selling the Participation. Assignments typically result in the Fund having a direct contractual relationship with the borrower, and the Fund may enforce compliance by the borrower with the terms of the loan agreement. Senior loans held by the Fund are generally in the form of Assignments, but the Fund may also invest in Participations. If affiliates of the Advisor participate in the primary and secondary market for senior loans, legal limitations may restrict the Fund’s ability to participate in restructuring or acquiring some senior loans. All senior loans involve interest rate risk, liquidity risk and credit risk, including the potential default or insolvency of the borrower. LIBOR, a common benchmark rate previously used for certain floating rate securities, has been phased out as of the end of 2021 for most maturities and currencies. As of the end of June 2023, certain remaining widely used US Dollar LIBOR rates that were published for an additional period of time to assist with the transition were also phased out. In addition, to aid in the transition, the Financial Conduct Authority in the United Kingdom, LIBOR’s regulator, has required the continued publishing of certain “synthetic”  US Dollar LIBOR rates for a period of 15 months after June 30, 2023 for use in certain cases. The transition process from LIBOR to Secure Overnight Financing Rate (SOFR) for US Dollar LIBOR rates has become increasingly well defined, especially following the signing of the federal Adjustable Interest Rate Act in March 2022, and the adoption of implementing regulations in December 2022, which replaced LIBOR-based benchmark rates in instruments with no, or insufficient, alternative rate-setting provisions with a SOFR-based rate following the cessation of LIBOR. There is no assurance that the composition or characteristics of any such alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that it will have the same volume or liquidity as did LIBOR prior to its discontinuance or unavailability, which may affect the value or liquidity or return on certain of the Fund’s investments.
Federal Income Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

DWS Floating Rate Fund	|	31

At May 31, 2024, the Fund had net tax basis capital loss carryforwards of $277,531,145, including short-term losses ($29,836,051) and long-term losses ($247,695,094), which may be applied against realized net taxable capital gains indefinitely.
The Fund has reviewed the tax positions for the open tax years as of May 31, 2024 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.
Distribution of Income and Gains. Distributions from net investment income of the Fund are declared and distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.
The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss, premium amortization on debt securities and the realized tax character on distributions from certain securities. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.
At May 31, 2024, the Fund’s components of distributable earnings (accumulated losses) on a net tax basis were as follows:
Undistributed ordinary income*	$1,232,395
Capital loss carryforwards	$(277,531,145)
Net unrealized appreciation (depreciation) on investments	$196,573
At May 31, 2024, the aggregate cost of investments for federal income tax purposes was $131,243,548. The net unrealized appreciation for all investments based on tax cost was $196,573. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $1,181,014 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $984,441.

32	|	DWS Floating Rate Fund

In addition, the tax character of distributions paid to shareholders by the Fund is summarized as follows:
	Years Ended May 31,
	2024	2023
Distributions from ordinary income*	$11,238,189	$8,172,073

*	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.
Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Other income, including commitment fees included in interest income in the Statement of Operations, is recorded as income when received by the Fund. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments. All premiums and discounts are amortized/accreted for both tax and financial reporting purposes, with the exception of securities in default of principal.
B.
Purchases and Sales of Securities
During the year ended May 31, 2024, purchases and sales of investment securities (excluding short-term investments) aggregated $82,890,914 and $89,404,574, respectively.
C.
Related Parties
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

DWS Floating Rate Fund	|	33

Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the average daily net assets of the Fund, computed and accrued daily and payable monthly, at the following annual rates:
First $1 billion of the Fund’s average daily net assets	.550%
Next $1.5 billion of such net assets	.535%
Next $2.5 billion of such net assets	.510%
Next $2.5 billion of such net assets	.485%
Next $2.5 billion of such net assets	.460%
Over $10.0 billion of such net assets	.450%
Accordingly, for the year ended May 31, 2024, the fee pursuant to the Investment Management Agreement was equivalent to an annual rate (exclusive of any applicable waivers/reimbursements) of 0.55% of the Fund’s average daily net assets.
The Fund did not impose a portion of its management fee by an amount equal to the amount of management fee borne by the Fund as a shareholder of Xtrackers USD High Yield Corporate Bond ETF.
For the period from June 1, 2023 through September 30, 2023, the Advisor had contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) of each class as follows:
Class A	.99%
Class C	1.74%
Class R6	.74%
Class S	.84%
Institutional Class	.74%
Effective October 1, 2023 through September 30, 2024 (through March 25, 2024 (Class R6 liquidation date) for Class R6 shares), the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses

34	|	DWS Floating Rate Fund

such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) of each class as follows:
Class A	1.00%
Class C	1.75%
Class R6	.75%
Class S	.80%
Institutional Class	.75%
For the year ended May 31, 2024 (through March 25, 2024(Class R6 liquidation date) for Class R6 shares), fees waived and/or expenses reimbursed for each class are as follows:
Class A	$143,913
Class C	6,246
Class R6	67
Class S	54,585
Institutional Class	113,340
$318,151
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee” ) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the year ended May 31, 2024, the Administration Fee was $126,487, of which $10,533 is unpaid.
Service Provider Fees. DWS Service Company (“DSC” ), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and SS&C GIDS, Inc. (“SS&C” ), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to SS&C. DSC compensates SS&C out of the shareholder servicing fee it receives from the Fund. For the year ended May 31, 2024 (through March 25, 2024 (Class R6 liquidation date) for

DWS Floating Rate Fund	|	35

Class R6 shares), the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at May 31, 2024
Class A	$7,030	$1,146
Class C	384	64
Class R6	40	—
Class S	5,841	964
Institutional Class	387	58
	$13,682	$2,232
In addition, for the year ended May 31, 2024, the amounts charged to the Fund for recordkeeping and other administrative services provided by unaffiliated third parties, included in the Statement of Operations under “Services to shareholders,”  were as follows:
Sub-Recordkeeping	Total Aggregated
Class A	$49,418
Class C	2,659
Class S	30,010
Institutional Class	16,041
$98,128
Distribution and Service Fees. Under the Fund’s Class C 12b-1 Plan, DWS Distributors, Inc. (“DDI” ), an affiliate of the Advisor, receives a fee (“Distribution Fee” ) of 0.75% of the average daily net assets of Class C shares. In accordance with the Fund’s Underwriting and Distribution Services Agreement, DDI enters into related selling group agreements with various firms at various rates for sales of Class C shares. For the year ended May 31, 2024, the Distribution Fee was as follows:
Distribution Fee	Total Aggregated	Unpaid at May 31, 2024
Class C	$14,363	$1,143
In addition, DDI provides information and administrative services for a fee (“Service Fee” ) to Class A and C shareholders at an annual rate of up to 0.25% of the average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder

36	|	DWS Floating Rate Fund

accounts the firms service. For the year ended May 31, 2024, the Service Fee was as follows:
Service Fee	Total Aggregated	Unpaid at May 31, 2024	Annual Rate
Class A	$130,573	$19,898.25%
Class C	4,787	592.25%
	$135,360	$20,490
Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the year ended May 31, 2024 aggregated $729.
In addition, DDI receives any contingent deferred sales charge (“CDSC” ) from Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is 1% of the value of the shares redeemed for Class C. For the year ended May 31, 2024, there was no CDSC for Class C Shares. A deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares.
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the year ended May 31, 2024, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders”  aggregated $1,880, of which $628 is unpaid.
Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund and DWS ESG Liquidity Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Central Cash Management Government Fund seeks to maintain a stable net asset value, and DWS ESG Liquidity Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee. To the extent that DWS ESG Liquidity Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund’s assets invested in DWS ESG Liquidity Fund.

DWS Floating Rate Fund	|	37

D.
Line of Credit
The Fund and other affiliated funds (the “Participants” ) share in a $345 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 20 percent of its net assets under the agreement. The Fund had no outstanding loans at May 31, 2024.
E.
Concentration of Ownership
From time to time, the Fund may have a concentration of several shareholders, including affiliated DWS Funds, holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund. As of May 31, 2024, DWS Alternative Asset Allocation VIP held 35% of the total shares outstanding of the Fund.
F.
Fund Share Transactions
The following table summarizes share and dollar activity in the Fund:
	Year Ended May 31, 2024		Year Ended May 31, 2023
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	228,583	$1,741,291	299,312	$2,248,109
Class C	17,871	137,924	31,431	236,118
Class S	644,922	4,897,563	301,946	2,298,630
Institutional Class	1,306,405	9,960,449	1,475,171	11,112,484
		$16,737,227		$15,895,341
Shares issued to shareholders in reinvestment of distributions
Class A	540,888	$4,113,316	413,853	$3,102,714
Class C	19,196	146,802	22,718	171,258
Class R6	189 *	1,436 *	153	1,146
Class S	197,018	1,497,085	137,158	1,027,611
Institutional Class	663,980	5,049,864	469,537	3,520,002
		$10,808,503		$7,822,731

38	|	DWS Floating Rate Fund

	Year Ended May 31, 2024		Year Ended May 31, 2023
	Shares	Dollars	Shares	Dollars
Shares redeemed
Class A	(1,491,412)	$(11,380,963)	(1,533,478)	$(11,524,874)
Class C	(97,666)	(748,359)	(529,251)	(3,996,168)
Class R6	(2,730)*	(20,861)*	—	—
Class S	(734,006)	(5,590,050)	(638,077)	(4,786,360)
Institutional Class	(1,946,636)	(14,836,976)	(2,261,087)	(16,785,351)
		$(32,577,209)		$(37,092,753)
Net increase (decrease)
Class A	(721,941)	$(5,526,356)	(820,313)	$(6,174,051)
Class C	(60,599)	(463,633)	(475,102)	(3,588,792)
Class R6	(2,541)*	(19,425)*	153	1,146
Class S	107,934	804,598	(198,973)	(1,460,119)
Institutional Class	23,749	173,337	(316,379)	(2,152,865)
		$(5,031,479)		$(13,374,681)

*	For the period from June 1, 2023 to March 25, 2024 (Class R6 liquidation date).
G.
Payments by Affiliates
During the year ended May 31, 2024, the Advisor agreed to reimburse the Fund $13,294 for losses incurred on trades executed incorrectly. The amount reimbursed was 0.01% of the average net assets.

DWS Floating Rate Fund	|	39

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Deutsche DWS Portfolio Trust and Shareholders of DWS Floating Rate Fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of DWS Floating Rate Fund (the “Fund” ) (one of the funds constituting Deutsche DWS Portfolio Trust) (the “Trust” ), including the investment portfolio, as of May 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements” ). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Deutsche DWS Portfolio Trust) at May 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB” ) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

40	|	DWS Floating Rate Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2024, by correspondence with the custodian, brokers, and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies in the DWS family of funds since at least 1979, but we are unable to determine the specific year.
Boston, Massachusetts
July 23, 2024

DWS Floating Rate Fund	|	41

Tax Information (Unaudited)
Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call (800) 728-3337.

42	|	DWS Floating Rate Fund

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board”  or “Trustees” ) approved the renewal of DWS Floating Rate Fund’s (the “Fund” ) investment management agreement (the “Agreement” ) with DWS Investment Management Americas, Inc. (“DIMA” ) in September 2023.
In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:
—
During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees” ).
—
The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, profitability, economies of scale, and fall-out benefits from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant” ).
—
The Board also received extensive information throughout the year regarding performance of the Fund.
—
The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant as part of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.
—
In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA has managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group” ). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. DWS Group

DWS Floating Rate Fund	|	43

is majority-owned by Deutsche Bank AG, with approximately 20% of its shares publicly traded.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.
While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar” ), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review”  (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2022, the Fund’s performance (Class A shares) was in the 2nd quartile, 3rd quartile and 3rd quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has underperformed its benchmark in the one-, three- and five-year periods ended December 31, 2022.
Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge” ) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds

44	|	DWS Floating Rate Fund

(1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (2nd quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2022). The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be higher than the median (3rd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2022, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses” ). The Board also reviewed data comparing each other operational share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds” ), noting that DIMA indicated that it does not provide services to any other comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds” ) managed by DWS Group. The Board noted that DIMA indicated that DWS Group manages an institutional account comparable to the Fund, but that DWS Group does not manage any comparable DWS Europe Funds. The Board took note of the differences in services provided to DWS Funds as compared to institutional accounts and that such differences made comparison difficult.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available

DWS Floating Rate Fund	|	45

information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out”  benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel; and (iii) ongoing efforts to enhance the compliance program.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees

46	|	DWS Floating Rate Fund

may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

DWS Floating Rate Fund	|	47

DFRF-NCSRA

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

See Item 7

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15.	Submission of Matters to a Vote of Security.

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

Item 16.	Controls and Procedures.

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19.	Exhibits

	(a)(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Floating Rate Fund, a series of Deutsche DWS Portfolio Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	7/30/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	7/30/2024

By:	/s/Diane Kenneally Diane Kenneally Principal Financial Officer

Date:	7/30/2024